                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California  94104
       -------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  March 1, 2006 - May 31, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
  45.3%  U.S. GOVERNMENT
         SECURITIES                                   270,045           264,831

  26.7%  CORPORATE BONDS                              157,783           156,294

  18.3%  MORTGAGE BACKED
         SECURITIES                                   108,911           107,125

   0.1%  COMMERCIAL PAPER &
         OTHER CORPORATE
         OBLIGATIONS                                      400               400

   3.2%  PREFERRED STOCK                               18,859            18,855

   0.1%  OTHER INVESTMENT
         COMPANIES                                        314               314

    --%  SHORT-TERM
         INVESTMENTS                                      149               149
--------------------------------------------------------------------------------
  99.3%  TOTAL INVESTMENTS                            589,181           580,738

  23.3%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           136,180

(22.6)%  OTHER ASSETS AND
         LIABILITIES                                                   (131,930)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     584,988


SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
U.S. GOVERNMENT SECURITIES 45.3% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 11.4%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   5.13%, 06/18/08                                     62,000             61,798
FREDDIE MAC
   4.63%, 12/19/08 (a)                                  5,000              4,919
                                                                     -----------
                                                                          66,717
U.S. GOVERNMENT AGENCY SECURITIES 11.5%
--------------------------------------------------------------------------------
FREDDIE MAC
   4.63%, 02/21/08 (b)                                 38,000             37,577
   5.13%, 10/15/08 (a)                                 30,000             29,876
                                                                     -----------
                                                                          67,453
U.S. TREASURY OBLIGATIONS 22.4%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.63%, 05/15/08 (b)                                 13,000             12,425
   3.25%, 08/15/08 (b)                                 11,000             10,598
   3.13%, 09/15/08 (b)                                 35,000             33,581
   3.38%, 11/15/08 (b)                                  3,000              2,887
   4.38%, 11/15/08 (b)                                 31,000             30,536
   3.38%, 12/15/08 (b)                                  5,000              4,806
   4.50%, 02/15/09 (b)                                  3,000              2,959
   3.88%, 05/15/09 (b)                                  2,000              1,938
   3.50%, 12/15/09 (b)                                  6,600              6,280
   4.00%, 04/15/10 (b)                                  3,000              2,894
   3.63%, 06/15/10 (b)                                  3,250              3,087
   3.88%, 07/15/10 (b)                                  1,060              1,016
   4.13%, 08/15/10 (b)                                  4,030              3,894
   3.88%, 09/15/10 (b)                                  2,500              2,391
   4.25%, 01/15/11 (b)                                  1,750              1,694
   4.75%, 03/31/11 (b)                                  4,800              4,741
   4.88%, 04/30/11 (b)                                  3,000              2,979
UNITED STATES TREASURY
   NOTE/BOND
   4.50%, 02/28/11                                      2,000              1,955
                                                                     -----------
                                                                         130,661
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $270,045)                                                          264,831
                                                                     -----------
CORPORATE BONDS 26.7% OF NET ASSETS

FINANCE 10.2%
--------------------------------------------------------------------------------
BANKING 5.6%
BBVA BANCOMER CAPITAL TRUST I
   5.38%, 07/22/10 (c)(d)                               2,000              1,937
CITIBANK KOREA, INC.
   4.68%, 06/18/08 (c)(d)                               2,000              1,961

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
CITIGROUP, INC.
   5.01%, 06/09/06 (a)(c)(d)                            4,000              4,014
DEUTSCHE BANK CAPITAL TRUST
   6.76%, 06/30/06 (c)(d)(e)                            8,000              8,341
HSBC CAPITAL FUNDING LP/JERSEY
   CHANNEL ISLANDS (d)
   9.55%, 06/30/10 (c)(e)                               3,000              3,398
JP MORGAN CHASE & CO.
   5.18%, 07/03/06 (c)(d)                               5,000              5,024
KOREA EXCHANGE BANK
   5.00%, 06/10/10 (c)(d)(e)                            1,500              1,439
MIZUHO PREFERRED CAPITAL CO. LLC (d)
   8.79%, 06/30/08 (c)(e)                               3,000              3,166
SOVEREIGN BANK
   4.38%, 08/01/08 (c)(d)                               3,800              3,694
                                                                     -----------
                                                                          32,974
BROKERAGE 0.7%
GOLDMAN SACHS GROUP, INC.
   5.26%, 06/28/06 (a)(d)                               4,000              4,027
FINANCE COMPANY 2.0%
COUNTRYWIDE FINANCIAL CORP.
   5.72%, 07/03/06 (d)                                  1,500              1,503
GENERAL ELECTRIC CAPITAL CORP.
   5.01%, 06/15/06 (b)(d)                               4,000              4,010
INTERNATIONAL LEASE FINANCE CORP.
   5.47%, 07/17/06 (d)                                  3,000              3,023
RESIDENTIAL CAPITAL CORP.
   6.17%, 07/17/06 (d)                                  3,000              2,990
                                                                     -----------
                                                                          11,526
INSURANCE 1.0%
TIAA GLOBAL MARKETS, INC.
   5.14%, 07/12/06 (d)                                  4,000              4,004
ZFS FINANCE USA TRUST III
   6.06%, 06/15/06 (d)                                  2,000              2,003
                                                                     -----------
                                                                           6,007
REAL ESTATE INVESTMENT TRUST 0.9%
ISTAR FINANCIAL, INC.
   5.65%, 09/15/11                                      2,000              1,964
SIMON PROPERTY GROUP LP
   5.38%, 06/01/11                                      3,000              2,944
                                                                     -----------
                                                                           4,908
                                                                     -----------
                                                                          59,442
INDUSTRIAL 14.0%
--------------------------------------------------------------------------------
COMMUNICATIONS 6.0%
AIRGATE PCS, INC.
   8.83%, 07/15/06 (c)(d)                               2,750              2,846
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (c)                                  2,000              2,145
AMERICA MOVIL SA DE CV
   5.74%, 07/27/06 (d)(e)                               3,000              3,014
COMCAST CORP.
   5.45%, 11/15/10                                      3,000              2,961
IWO HOLDINGS, INC.
   8.82%, 07/15/06 (c)(d)                               4,135              4,311
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (c)                                  2,750              2,901
TELECOM ITALIA CAPITAL SA
   4.88%, 10/01/10                                      4,000              3,849
TELEFONOS DE MEXICO SA
   4.50%, 11/19/08 (a)                                  2,000              1,938
TIME WARNER ENTERTAINMENT CO.
   7.25%, 09/01/08                                      2,000              2,064
UBIQUITEL OPERATING CO.
   9.88%, 03/01/11 (c)                                  1,686              1,850
US UNWIRED, INC.
   9.16%, 06/15/06 (c)(d)                               1,500              1,545
   10.00%, 06/15/12 (c)                                 2,450              2,747
VIACOM, INC.
   5.75%, 04/30/11                                      1,000                987
VODAFONE GROUP PLC
   5.50%, 06/15/11                                      2,000              1,965
                                                                     -----------
                                                                          35,123
CONSUMER CYCLICAL 5.7%
CUMMINS, INC.
   9.50%, 12/01/10                                      1,000              1,062
CVS CORP.
   6.12%, 01/10/13 (a)(e)                               5,625              5,604
D.R. HORTON, INC.
   8.00%, 02/01/09 (b)                                  2,000              2,087
FORD MOTOR CREDIT CO.
   8.15%, 08/02/06 (a)(d)                               4,000              3,972
   7.20%, 06/15/07                                      2,000              1,989
GENERAL MOTORS ACCEPTANCE CORP.
   5.97%, 07/17/06 (d)                                  1,500              1,486
   6.02%, 07/17/06 (d)                                  2,500              2,457
   6.04%, 08/21/06 (d)                                    500                494
   6.13%, 09/15/06 (b)                                  2,000              1,993
GTECH HOLDINGS CORP.
   4.50%, 12/01/09                                      2,100              2,024

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
KB HOME
   9.50%, 02/15/11 (b)                                  3,097              3,248
MGM MIRAGE, INC.
   7.25%, 10/15/06                                      2,200              2,219
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13                                      1,000                973
TOLL CORP.
   8.25%, 02/01/11                                      3,500              3,631
                                                                     -----------
                                                                          33,239
ENERGY 1.2%
DELEK & AVNER-YAM TETHYS LTD.
   6.25%, 08/01/06 (d)(e)                               1,721              1,721
HUSKY OIL LTD.
   8.90%, 08/15/08 (a)(c)(d)                            2,000              2,122
PHILLIPS PETROLEUM CO.
   9.38%, 02/15/11                                      1,200              1,379
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13                                      2,000              2,198
                                                                     -----------
                                                                           7,420
TECHNOLOGY 0.5%
FREESCALE SEMICONDUCTOR, INC.
   7.82%, 07/15/06 (c)(d)                               2,900              2,973
TRANSPORTATION  0.6%
ERAC USA FINANCE CO.
   5.40%, 07/31/06 (d)(e)                               1,000              1,001
UNION PACIFIC CORP.
   7.25%, 11/01/08                                      2,240              2,332
                                                                     -----------
                                                                           3,333
                                                                     -----------
                                                                          82,088
UTILITIES 2.5%
--------------------------------------------------------------------------------
ELECTRIC 1.0%
CENTERPOINT ENERGY RESOURCES, INC.
   6.50%, 02/01/08                                      2,955              2,991
ENTERGY GULF STATES, INC.
   5.22%, 06/01/06 (c)(d)                               1,200              1,189
   4.88%, 11/01/11 (c)                                  2,000              1,884
                                                                     -----------
                                                                           6,064
NATURAL GAS 1.5%
ENTERPRISE PRODUCTS
   OPERATING L.P.
   4.95%, 06/01/10                                      3,000              2,884
KINDER MORGAN FINANCE
   5.35%, 01/05/11                                      4,000              3,766
WILLIAMS COS., INC.
   6.99%, 07/03/06 (d)(e)                               2,000              2,050
                                                                     -----------
                                                                           8,700
                                                                     -----------
                                                                          14,764
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $157,783)                                                          156,294
                                                                     -----------
MORTGAGE BACKED SECURITIES 18.3% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 10.2%
--------------------------------------------------------------------------------
BANC OF AMERICA
   MORTGAGE SECURITIES
Series 2003-5 Class 2A1
   5.00%, 07/25/18 (a)                                  7,750              7,435
COUNTRYWIDE HOME LOANS
Series 2004-HYB5 Class 3A1
   4.65%, 06/01/06 (a)(d)                               5,601              5,567
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36                                      7,826              7,820
JP MORGAN MORTGAGE TRUST
Series 2006-A2 Class 2A1
   5.77%, 06/01/06 (d)                                 19,604             19,484
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-8AR Class 4A1
   5.39%, 06/01/06 (a)(d)                               5,390              5,348
Series 2004-9 Class 4A
   5.61%, 06/01/06 (a)(d)                               3,914              3,881
Series 2004-9 Class 2A
   6.40%, 06/01/06 (a)(d)                               3,114              3,112
RESIDENTIAL ASSET SECURITIZATION
   TRUST
Series 2004-A6 Class A1
   5.00%, 08/25/19 (a)                                  7,319              7,033
                                                                     -----------
                                                                          59,680
COMMERCIAL MORTGAGE BACKED SECURITIES 5.9%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1
   5.38%, 06/22/06 (d)                                  4,000              3,992
CREDIT SUISSE MORTGAGE CAPITAL
   CERTIFICATES
Series CSMC 2006-C1 A2
   5.51%, 08/14/10 (d)                                 10,000              9,949

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
CROWN CASTLE TOWERS LLC
Series 2005-1 Class A
   4.64%, 06/15/35                                      4,000              3,848
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1
   5.12%, 06/15/06 (d)(e)                               3,000              3,001
Series 2006-1
   5.59%, 02/15/36                                      4,000              3,940
LB-UBS COMMERCIAL MORTGAGE TRUST
Series 2005-C7 Class A2
   5.10%, 11/15/30                                     10,000              9,810
                                                                     -----------
                                                                          34,540
U.S. GOVERNMENT AGENCY MORTGAGES 2.2%
--------------------------------------------------------------------------------
FANNIE MAE
   4.75%, 03/01/07 (a)(d)                              13,084             12,905
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
   6.26%, 10/10/06 (d)                                  4,000              3,995
FREMONT HOME LOAN TRUST
Series 2003-B Class M2
   6.70%, 06/26/06 (a)(d)                               5,000              5,102
FREMONT NIM TRUST
Series 2004-D Class N1
   4.50%, 11/25/34 (a)                                    236                235
LONG BEACH MORTGAGE LOAN
   TRUST
Series 2003-4 Class M3
   7.23%, 06/25/06 (d)                                  4,200              4,246
MAIN STREET WAREHOUSE
   FUNDING TRUST
Series 2004-MSD
   7.38%, 06/26/06 (d)                                  4,000              4,004
MERRILL LYNCH MORTGAGE INVESTORS,
   INC.
Series 2004-WMC2 Class N1
   4.50%, 12/25/34                                        268                264
SECURITIZED ASSET BACKED NIM TRUST
Series 2004-OP2 Class N
   5.50%, 08/25/34                                        172                171
Series 2004-DO2
   5.50%, 09/25/34                                        323                322
STUDENT LOAN TRUST
Series 2003-2 Class A4
   5.10%, 06/15/06 (a)(d)                              14,361             14,430
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $32,720)                                                            32,770
                                                                     -----------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.1% OF NET ASSETS

COX ENTERPRISES, INC.
   5.10%, 06/01/06                                        400                400

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES         ($ X 1,000)
PREFERRED STOCK 3.2% OF NET ASSETS

FANNIE MAE, SERIES J (c)(d)                           330,000             16,484
FANNIE MAE, SERIES K (d)                               27,000              1,349
SLM CORP. (c)(d)                                       10,000              1,023
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $18,859)                                                            18,855
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.1% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
   LENDING PRIME PORTFOLIO
                                                          314                314


SECURITY                                          FACE AMOUNT           VALUE
           RATE, MATURITY DATE                    ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

U.S. TREASURY OBLIGATIONS  0.0%
--------------------------------------------------------------------------------
UNITED STATES TREASURY BILL
   4.66%, 07/27/06                                        150                149

END OF INVESTMENTS.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 23.3% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
   LENDING PRIME PORTFOLIO
                                                     136,180             136,180

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At May 31, 2006 the tax basis cost of the fund's investments was $589,307, and the unrealized appreciation and depreciation were $350 and ($8,919), respectively, with a net unrealized depreciation of ($8,569).

In addition to the above, the fund held the following at May 31, 2006. All numbers are x1,000 except number of futures contracts.

                                   NUMBER OF        CONTRACT          UNREALIZED
                                   CONTRACTS          VALUE              GAINS
FUTURES CONTRACTS

2 YEARS, SHORT, U.S.
   TREASURY NOTES expires
   09/29/06                            (175)          35,563                (39)
5 YEARS, SHORT, U.S.
   TREASURY NOTES expires
   09/29/06                            (100)          10,361                (31)
                                                                      ----------
                                                                            (70)

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) All or a portion of this security is on loan
(c) Callable security
(d) Variable-rate security
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,735,000 or 5.7% of net assets.

SCHWAB INVESTMENTS
SCHWAB INFLATION PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 79.8%  U.S. GOVERNMENT
        SECURITIES                                     29,494             29,285

 10.9%  CORPORATE BONDS                                 3,999              4,000

  6.8%  COMMERCIAL PAPER
        & OTHER CORPORATE
        OBLIGATIONS                                     2,499              2,499

  1.3%  OTHER INVESTMENT
        COMPANIES                                         482                482
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                              36,474             36,266

  1.2%  OTHER ASSETS AND
        LIABILITIES                                                          433
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        36,699

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
U.S. GOVERNMENT SECURITIES 79.8% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 79.8%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION
PROTECTED SECURITY
   3.38%, 01/15/07                                        630                636
   3.63%, 01/15/08                                      1,237              1,268
   3.88%, 01/15/09                                      1,218              1,273
   4.25%, 01/15/10                                      3,562              3,817
   3.50%, 01/15/11                                      3,443              3,630
   2.38%, 04/15/11                                      2,013              2,018
   3.00%, 07/15/12                                      3,333              3,459
   1.88%, 07/15/13                                      1,088              1,052
   1.88%, 07/15/15                                      3,595              3,435
   2.00%, 01/15/16                                      2,516              2,421
   2.00%, 01/15/26                                      4,529              4,191
   3.63%, 04/15/28                                        618                740
   3.38%, 04/15/32                                      1,125              1,345
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $29,494)                                                            29,285

CORPORATE BONDS 10.9% OF NET ASSETS

FINANCE 6.0%
--------------------------------------------------------------------------------
BANKING 5.5%
BAYERISCHE LANDESBANK GIROZENTRALE
   4.91%, 08/16/06 (a)                                  1,000                994
CITIBANK KOREA, INC.
   4.68%, 06/18/13                                        500                490
HUBCO CAPITAL TRUST I, INC.
   8.98%, 02/01/27 (b)                                    200                213
MIZUHO JGB INVESTMENT LLC
   9.87%, 12/31/49 (b)(c)                                 200                215
SOVEREIGN CAPITAL TRUST I
   9.00%, 04/01/27 (b)                                    100                107
                                                                     -----------
                                                                           2,019
INSURANCE  0.5%
MARSH & MCLENNAN COS., INC.
   5.19%, 07/13/06 (a)                                    200                200
                                                                     -----------
                                                                           2,219
INDUSTRIAL  4.3%
--------------------------------------------------------------------------------
COMMUNICATIONS  1.3%
AIRGATE PCS, INC.
   8.83%, 07/15/06 (a)(b)                                 200                207
LIBERTY MEDIA CORP.
   6.41%, 06/15/06 (a)                                    100                100
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)                                    100                106
US UNWIRED, INC.
   10.00%, 06/15/12                                        50                 56
                                                                     -----------
                                                                             469
CONSUMER CYCLICAL  2.2%
CAESARS ENTERTAINMENT, INC.
   9.38%, 02/15/07                                        100                102
CUMMINS, INC.
   9.50%, 12/01/10                                        200                213

SCHWAB INFLATION PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                             ($ X 1,000)        ($ X 1,000)
D.R. HORTON, INC.
   8.50%, 04/15/12                                        100                106
DAIMLERCHRYSLER NA HOLDING CORP.
   5.10%, 06/07/06 (a)                                    200                200
FORD MOTOR CREDIT CO.
   6.50%, 01/25/07                                        100                100
MGM MIRAGE, INC.
   9.75%, 06/01/07                                        100                104
                                                                     -----------
                                                                             825
ENERGY  0.8%
ENERGEN CORP.
   5.52%, 08/15/06 (a)                                    100                100
PREMCOR REFINING GROUP, INC.
Sr Nt
   9.25%, 02/01/10                                        175                187
                                                                     -----------
                                                                             287
                                                                     -----------
                                                                           1,581
UTILITIES  0.6%
--------------------------------------------------------------------------------
ELECTRIC  0.6%
DOMINION RESOURCES, INC.
   5.26%, 06/28/06 (a)                                    200                200
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $3,999)                                                              4,000

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 6.8% OF NET
ASSETS

ATLANTIS TWO FUNDING CORP.
   5.10%, 06/05/06                                        800                799
CONOCOPHILLIPS
   5.03%, 06/02/06                                        800                800
COX ENTERPRISES, INC.
   5.10%, 06/01/06                                        900                900
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS
(COST $2,499)                                                              2,499

OTHER INVESTMENT COMPANIES 1.3% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
   LENDING PRIME PORTFOLIO
                                                          482                482


END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $36,474, and the unrealized appreciation and depreciation was $10 and ($218), respectively, with a net unrealized depreciation of ($208).

(a) Variable-rate security
(b) Callable security
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $215,000 or 0.6% of net assets.

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  46.4%  MORTGAGE BACKED                                576,317          564,766
         SECURITIES
  24.2%  CORPORATE BONDS                                300,123          294,935
  19.4%  U.S. GOVERNMENT                                243,264          235,829
         SECURITIES
  11.9%  ASSET-BACKED                                   145,238          144,549
         OBLIGATIONS
   1.5%  COMMERCIAL PAPER                                17,800           17,800
         & OTHER CORPORATE
         OBLIGATIONS
   3.6%  PREFERRED STOCK                                 44,258           44,182
    --%  OTHER INVESTMENT                                   385              385
         COMPANIES
--------------------------------------------------------------------------------
 107.0%  TOTAL INVESTMENTS                            1,327,385        1,302,446
  16.6%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                            201,804
(23.6)%  OTHER ASSETS AND
         LIABILITIES                                                   (287,510)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                    1,216,740

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

MORTGAGE BACKED SECURITIES 46.4% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 9.7%
--------------------------------------------------------------------------------
BANC OF AMERICA MORTGAGE
SECURITIES
Series 2003-5 Class 2A1
   5.00%, 07/25/18 (a)                                    7,750            7,435
Series 2005-5 Class 2A1
   5.00%, 06/25/20 (a)(b)                                39,093           37,505
DEUTSCHE ALT A SECS, INC.
Series 2005-6 Class LA3
   5.50%, 12/25/35                                       12,260           12,073
FIRST HORIZON ALTERNATIVE MORTGAGE
   SECURITIES
Series 2006-FA1 Class 1A3
   5.75%, 04/25/36 (a)                                   15,000           14,740
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36                                       15,651           15,641
JP MORGAN MORTGAGE TRUST
Series 2006-A2 Class 2A1
   5.77%, 06/01/06 (c)                                    9,802            9,742
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-9 Class 4A
   5.61%, 06/01/06 (a)(c)                                 9,576            9,496
Class 2006-2 Class 6A
   6.50%, 02/25/36                                        7,376            7,417
RESIDENTIAL ASSET MORTGAGE
   PRODUCTS, INC.
Series 2005-SL1 Class A4
   6.00%, 05/25/32                                        4,633            4,546
                                                                     -----------
                                                                         118,595
COMMERCIAL MORTGAGE BACKED SECURITIES 9.8%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1
   5.38%, 06/22/06 (a)(c)                                11,000           10,979
BANC OF AMERICA COMMERCIAL
   MORTGAGE, INC.
Series 2006-1 Class A2
   5.33%, 11/07/11 (a)(c)                                 9,000            8,888
BEAR STEARNS COMMERCIAL MORTGAGE
   SECURITIES

Series 2005-PWR7 Class A2
   4.95%, 02/11/41 (a)                                    7,500            7,240
CREDIT SUISSE MORTGAGE CAPITAL
   CERTIFICATES
Series CSMC 2006-C1 A2
   5.51%, 08/14/10 (a)(c)                                19,000           18,904
CROWN CASTLE TOWERS LLC
   Series 2005-1A Class AFL1
   5.46%, 06/15/06 (a)(c)                                10,000           10,058


SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
Series 2005-1 Class AB
   4.88%, 06/15/35                                        5,375            5,192
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1
   5.12%, 06/15/06 (c)(d)                                 5,000            5,003
Series 2004-2 Class C
   4.70%, 12/15/14                                          175              170
Series 2006-1
   5.59%, 02/15/36                                        8,000            7,879
JP MORGAN CHASE COMMERCIAL
   MORTGAGE SECURITIES CORP.
Series 2005-LDP3 Class A4
   4.94%, 06/14/15 (c)                                   12,930           12,114
LB-UBS COMMERCIAL MORTGAGE TRUST
Series 2005-C7 Class A4
   5.20%, 08/15/15 (c)                                   13,500           12,920
Series 2005-C7 Class A2
   5.10%, 11/15/30                                       15,000           14,715
MORGAN STANLEY CAPITAL I
Series 2005-HQ7 Class A4
   5.21%, 06/01/06 (c)                                    5,000            4,806
                                                                     -----------
                                                                         118,868
U.S. GOVERNMENT AGENCY MORTGAGES 26.9%
--------------------------------------------------------------------------------
FANNIE MAE
   4.76%, 02/23/08 (a)(c)                                21,806           21,508
   5.50%, 12/01/13 to 09/01/19                           16,647           16,427
   6.00%, 03/25/17 to 11/01/34                           12,478           12,421
   5.00%, 07/01/19 to 03/01/35                           25,605           24,365
   4.50%, 12/01/19                                       10,010            9,495
   6.50%, 09/01/22 to 05/01/32(a)                         7,156            7,256
   6.50%, 02/01/32 to 05/01/35                           14,281           14,431
   6.00%, 01/01/33 to 04/01/33(a)                         7,903            7,833
   7.50%, 01/01/33 (a)                                    2,246            2,331
   5.50%, 04/01/33 to 03/01/35(a)                        56,888           54,950
FANNIE MAE TBA
   4.50%, 12/01/99                                       10,000            9,466
   5.00%, 12/01/99 to 12/01/99(e)                        65,000           61,118
   5.50%, 12/01/99 (e)                                   15,000           14,447
FREDDIE MAC
   6.00%, 04/01/14 to 06/01/20                           10,885           10,958
   6.50%, 03/01/32 (a)                                    3,801            3,855
GINNIE MAE
   7.00%, 10/15/22 to 07/15/35                           12,023           12,448
   7.00%, 03/15/31 to 12/15/31(a)                         1,656            1,713
   7.50%, 03/15/32 (a)                                    1,103            1,156
   6.00%, 06/15/33 to 10/15/34                           15,538           15,504
   6.00%, 10/15/34 (a)                                   11,736           11,713
   5.50%, 05/20/35                                        3,842            3,727
GINNIE MAE TBA
   6.50%, 12/01/99 (e)                                   10,000           10,181
                                                                     -----------
                                                                         327,303
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $576,317)                                                          564,766

CORPORATE BONDS 24.2% OF NET ASSETS

FINANCE 7.9%
--------------------------------------------------------------------------------
BANKING 3.6%
BBVA BANCOMER CAPITAL TRUST I
   5.38%, 07/22/10 (a)(b)(c)                              3,000            2,905
CITIBANK KOREA, INC.
   4.68%, 06/18/13                                        4,000            3,922
CITIGROUP, INC.
   5.43%, 08/07/06 (c)(f)                                 5,000            5,047
DEUTSCHE BANK CAPITAL TRUST
   6.76%, 06/30/06 (b)(c)(d)                             10,000           10,426
FLEET CAPITAL TRUST V
   5.93%, 06/18/06 (c)                                    5,000            5,005
JP MORGAN CHASE CAPITAL XIII
   5.91%, 06/30/06 (b)(c)(f)                              2,000            2,021
MIZUHO PREFERRED CAPITAL CO. LLC
   8.79%, 08/30/06 (b)(c)(d)                              5,000            5,277
RBS CAPITAL TRUST IV
   5.78%, 06/30/06 (a)(b)(c)                              3,000            3,032
RESONA PREFERRED GLOBAL SECURITIES
   7.19%, 07/30/06 (b)(c)(d)                              2,000            2,033
SHINSEI FINANCE CAYMAN LTD
   6.42%, 07/20/16 (b)(c)(d)                              2,000            1,925
SUMITOMO MITSUI BANKING CORP.
   5.63%, 10/15/15 (b)(c)(d)                              2,000            1,908
                                                                     -----------
                                                                          43,501
BROKERAGE 0.6%
GOLDMAN SACHS CAPITAL I
   6.35%, 02/15/34                                        4,000            3,768
MORGAN STANLEY
   5.55%, 07/17/06 (c)                                    3,000            3,020
                                                                     -----------
                                                                           6,788
FINANCE COMPANY 1.9%
AMERICAN GENERAL FINANCE CORP.
   5.40%, 12/01/15 (a)                                    2,000            1,911
COUNTRYWIDE FINANCIAL CORP.
   5.72%, 07/03/06 (c)                                    1,000            1,002

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
GENERAL ELECTRIC CAPITAL CORP.
   5.17%, 06/15/06 (c)                                    5,000            5,037
   5.53%, 08/07/06 (c)                                    2,000            2,009
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/15 (b)(c)                                 4,000            3,860
HSBC FINANCE CORP.
   5.50%, 01/19/16                                        2,000            1,915
INTERNATIONAL LEASE FINANCE CORP.
   5.47%, 07/17/06 (a)(c)                                 2,000            2,016
RESIDENTIAL CAPITAL CORP.
   6.17%, 07/17/06 (b)(c)(f)                              6,000            5,981
                                                                     -----------
                                                                          23,731
INSURANCE 1.4%
AMERIPRISE FINANCIAL, INC.
   7.52%, 06/04/16 (a)(c)                                 3,000            3,033
LINCOLN NATIONAL CORP.
   7.00%, 05/20/16 (b)(c)(f)                              3,000            2,993
TIAA GLOBAL MARKETS, INC.
   5.14%, 07/12/06 (c)                                    8,000            8,009
ZFS FINANCE USA TRUST III
   6.06%, 06/15/06 (c)                                    3,000            3,005
                                                                     -----------
                                                                          17,040
REAL ESTATE INVESTMENT TRUST 0.4%
ISTAR FINANCIAL, INC.
   5.65%, 09/15/11                                        2,000            1,964
SIMON PROPERTY GROUP LP
   5.75%, 12/01/15 (d)                                    3,000            2,929
                                                                     -----------
                                                                           4,893
                                                                     -----------
                                                                          95,953
INDUSTRIAL 14.2%
--------------------------------------------------------------------------------
COMMUNICATIONS 5.8%
AIRGATE PCS, INC.
   8.83%, 07/15/06 (a)(b)(c)                              7,000            7,245
AMERICA MOVIL SA DE CV
   5.75%, 01/15/15 (f)                                    3,000            2,830
BELLSOUTH CORP.
   6.55%, 06/15/34                                        2,500            2,411
COMCAST CORP.
   5.45%, 11/15/10                                        2,000            1,974
EMBARQ CORP.
   8.00%, 06/01/36                                        2,000            2,016
IWO HOLDINGS, INC.
   8.82%, 07/15/06 (b)(c)                                14,300           14,908
NEWS AMERICA, INC.
   8.00%, 10/17/16                                        3,000            3,361
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)                                    5,650            5,961
SPRINT CAPITAL CORP.
   8.75%, 03/15/32                                        1,500            1,831
TCI COMMUNICATIONS, INC.
   9.80%, 02/01/12                                        4,000            4,657
TELECOM ITALIA CAPITAL SA
   5.25%, 10/01/15                                        5,000            4,581
TELEFONOS DE MEXICO SA
   4.50%, 11/19/08                                        3,000            2,906
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                       2,230            2,626
UBIQUITEL OPERATING CO.
   9.88%, 03/01/11 (b)                                    3,000            3,292
US UNWIRED, INC.
   9.16%, 06/15/06 (b)(c)                                 3,000            3,090
   10.00%, 06/15/12 (b)                                   2,000            2,242
VIACOM, INC.
   5.75%, 04/30/11                                        2,000            1,974
VODAFONE GROUP PLC
   5.50%, 06/15/11                                        3,000            2,947
                                                                     -----------
                                                                          70,852
CONSUMER CYCLICAL 5.1%
CUMMINS, INC.
   9.50%, 12/01/10                                        2,000            2,125
CVS CORP.
   5.30%, 01/11/27 (a)(d)                                 9,388            8,680
FORD MOTOR CREDIT CO.
   8.15%, 08/02/06 (a)(c)                                11,000           10,923
   7.20%, 06/15/07 (f)                                    1,000              995
GENERAL MOTORS ACCEPTANCE CORP.
   5.97%, 07/17/06 (c)                                    1,230            1,218
   6.02%, 07/17/06 (c)                                    4,000            3,931
   6.04%, 08/21/06 (c)                                    5,185            5,121
   6.13%, 09/15/06 (f)                                    2,000            1,993
GTECH HOLDINGS CORP.
   4.50%, 12/01/09                                        3,744            3,609
   5.25%, 12/01/14                                        2,500            2,410
KB HOME
   7.75%, 02/01/10 (b)                                    5,055            5,167
   9.50%, 02/15/11 (f)                                    2,000            2,097
MGM MIRAGE, INC.
   7.25%, 10/15/06                                        5,500            5,548
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13                                        2,000            1,945
TOLL CORP.
   8.25%, 02/01/11 (a)                                    4,750            4,928

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   8.25%, 12/01/11 (b)                                    1,855            1,945
                                                                     -----------
                                                                          62,635
CONSUMER NON-CYCLICAL 0.5%
HIGHMARK, INC.
   6.80%, 08/15/13 (d)                                    4,000            4,113
TEVA PHARMACEUTICAL FINANCE CO. LLC
   6.15%, 02/01/36                                        3,000            2,726
                                                                     -----------
                                                                           6,839
ENERGY 2.1%
AMERADA HESS CORP.
   7.13%, 03/15/33 (a)                                    3,000            3,151
DELEK & AVNER-YAM TETHYS LTD.
   6.25%, 08/01/06 (c)(d)                                 2,581            2,581
HUSKY OIL LTD.
   8.90%, 08/15/08 (a)(b)(c)                              6,000            6,367
PHILLIPS PETROLEUM CO.
   9.38%, 02/15/11 (a)                                    5,000            5,746
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13                                        3,000            3,298
XTO ENERGY, INC.
   7.50%, 04/15/12                                        3,000            3,236
   6.10%, 04/01/36                                        1,000              934
                                                                     -----------
                                                                          25,313
TECHNOLOGY 0.5%
FREESCALE SEMICONDUCTOR, INC.
   7.82%, 07/15/06 (b)(c)                                 5,525            5,663

TRANSPORTATION  0.2%
ERAC USA FINANCE CO.
   5.40%, 07/31/06 (c)(d)                                 2,000            2,002
                                                                     -----------
                                                                         173,304
UTILITIES 2.1%
--------------------------------------------------------------------------------
ELECTRIC 1.2%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13                                        3,000            3,300
DUKE CAPITAL LLC
   6.25%, 02/15/13                                        2,000            2,026
ENTERGY GULF STATES
   5.22%, 06/01/06 (b)(c)                                 2,400            2,377
ENTERGY GULF STATES, INC.
   4.88%, 11/01/11 (b)                                    3,000            2,826
MIDAMERICAN ENERGY HOLDINGS CO.
   6.13%, 04/01/36 (d)                                    2,000            1,893
NEVADA POWER CO.
   5.95%, 03/15/16 (d)                                    2,500            2,411
                                                                     -----------
                                                                          14,833
NATURAL GAS 0.9%
DUKE ENERGY FIELD SERVICES
   5.38%, 10/15/15                                        2,000            1,893
ENTERPRISE PRODUCTS OPERATING LP
   6.38%, 02/01/13                                        3,000            2,996
MAGELLAN MIDSTREAM PARTNERS
   5.65%, 10/15/16                                        3,000            2,881
WILLIAMS COS., INC.
   6.99%, 07/03/06 (c)(d)                                 3,000            3,075
                                                                     -----------
                                                                          10,845
                                                                     -----------
                                                                          25,678
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $300,123)                                                          294,935

U.S. GOVERNMENT SECURITIES 19.4% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 3.3%
-------------------------------------------------------------------------------
FANNIE MAE
   6.63%, 11/15/30                                        4,000            4,563
FEDERAL HOME LOAN BANK
   5.13%, 06/18/08 (a)                                    7,000            6,977
   4.63%, 02/18/11 (f)                                   12,000           11,649
FEDERAL HOME LOAN MORTGAGE CORP.
   6.00%, 01/01/14                                          802              806
   5.50%, 07/01/19 (a)                                   12,557           12,376
   6.00%, 12/01/32 (a)                                    3,944            3,912
                                                                     -----------
                                                                          40,283
U.S. TREASURY OBLIGATIONS 16.1%
--------------------------------------------------------------------------------
TREASURY INFLATION PROTECTION
SECURITY
   1.88%, 07/15/13 (f)                                   20,122           19,456
   2.00%, 07/15/14 (f)                                   10,598           10,278
U.S. TREASURY BILLS
   4.69%, 08/24/06                                          500              495
U.S. TREASURY BONDS
   9.88%, 11/15/15 (f)                                    3,000            4,050
   7.25%, 05/15/16 (f)                                    7,500            8,700
   9.00%, 11/15/18 (f)                                    7,000            9,359
   8.13%, 08/15/19 (f)                                    5,000            6,327
   8.00%, 11/15/21 (f)                                    7,000            8,938
   7.25%, 08/15/22 (f)                                    6,500            7,824
   6.25%, 08/15/23 (f)                                   12,700           13,957
   6.88%, 08/15/25 (f)                                    8,000            9,446

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   6.00%, 02/15/26 (f)                                    4,000            4,314
   6.13%, 11/15/27 (f)                                    7,500            8,248
   5.25%, 02/15/29 (f)                                    5,000            4,950
   6.13%, 08/15/29 (f)                                    1,000            1,106
   6.25%, 05/15/30 (f)                                    7,000            7,885
   5.38%, 02/15/31 (f)                                   11,280           11,412
   4.50%, 02/15/36 (f)                                    5,000            4,469
U.S. TREASURY NOTES
   3.13%, 09/15/08 (f)                                    2,000            1,919
   3.13%, 10/15/08 (f)                                    2,000            1,916
   4.38%, 11/15/08 (f)                                   16,000           15,761
   3.38%, 12/15/08 (f)                                    1,000              961
   4.50%, 02/15/09 (f)                                    5,000            4,933
   3.50%, 12/15/09 (f)                                    5,000            4,758
   4.00%, 04/15/10 (f)                                    7,000            6,752
   3.63%, 06/15/10 (f)                                    1,000              950
   5.75%, 08/15/10 (f)                                    2,100            2,160
   4.75%, 03/31/11 (f)                                    2,850            2,815
   4.88%, 04/30/11 (f)                                    5,000            4,965
   5.13%, 05/15/16 (f)                                    5,000            5,005
U.S. TREASURY STRIP PRINCIPAL NOTES
   0.0, 08/15/25 (f)                                      4,000            1,437
                                                                     -----------
                                                                         195,546
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $243,264)                                                          235,829

ASSET-BACKED OBLIGATIONS 11.9% OF NET ASSETS

AEGIS ASSET BACKED SECURITIES
TRUST
Series 2003-1 Class A1
   5.48%, 06/25/06 (a)(c)                                   838              842
Series 2004-2
   4.50%, 04/25/34 (a)                                      104              104
Series 2004-4
   5.00%, 10/25/34 (a)                                      868              862
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
   6.26%, 10/10/06 (a)(c)                                 6,000            5,992
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE2 Class M2
   6.98%, 06/25/06 (c)                                    5,410            5,461
CHASE FUNDING MORTGAGE LOAN
   ASSET-BACKED
Series 2003-2 Class 2A2
   5.36%, 06/25/06 (a)(c)                                 1,877            1,884
COUNTRYWIDE ASSET-BACKED
CERTIFICATES
Series 2004-11 Class A2
   5.46%, 06/25/06 (a)(c)                                15,052           15,087
Series 2002-3 Class M1
   5.83%, 06/25/06 (a)(c)                                 4,000            4,005
Class 2001-BC3 Class M1
   5.91%, 06/25/06 (a)(c)                                 2,409            2,412
Series 2003-J10 Class 2A1
   5.00%, 11/25/18 (a)                                    7,805            7,545
Series 2004-BC1N Class N
   5.50%, 04/25/35 (g)                                      440              432
FIRST FRANKLIN MORTGAGE LOAN
   ASSET-BACKED CERTIFICATES
Series 2002-FF3 Class A2
   5.54%, 06/25/06 (a)(c)                                   414              415
GMAC MORTGAGE CORP. LOAN TRUST
Series 2005-HE1 Class A1
   5.14%, 06/25/06 (a)(c)                                10,000           10,008
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M3
   7.23%, 06/25/06 (c)                                    5,500            5,560
MAIN STREET WAREHOUSE FUNDING TRUST
Series 2004-MSD
   7.38%, 06/25/06 (c)                                    7,000            7,007
MASTER ASSET BACKED SECURITIES
   TRUST
Series 2003-OPT1 Class A2
   5.50%, 06/25/06 (a)(c)                                 1,334            1,337
NEW CENTURY HOME EQUITY LOAN TRUST
Series 2004-2 Class A3
   5.33%, 06/25/06 (c)                                      912              912
OPTION ONE MORTGAGE LOAN TRUST
Series 2003-6 Class A2
   5.41%, 06/25/06 (a)(c)                                 2,094            2,103
RESIDENTIAL ASSET MORTGAGE
PRODUCTS, INC.
Series 2003-RS1 Class A2
   5.47%, 06/25/06 (a)(c)                                 1,766            1,770
Series 2003-RZ Class A4
   4.04%, 12/25/30                                       11,700           11,358
SECURITIZED ASSET BACKED NIM TRUST
Series 2004-OP2 Class N
   5.50%, 08/25/34                                          258              257

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SEQUOIA MORTGAGE TRUST
Series 2004-4 Class B1
   5.58%, 06/20/06 (c)                                    4,231            4,219
Class 2004-4 Class B2
   5.98%, 06/20/06 (c)                                    3,385            3,390
STRUCTURED ASSET INVESTMENT LOAN
TRUST
Series 2003-BC1 Class A2
   5.42%, 06/25/06 (a)(c)                                 4,088            4,096
Series 2002-BC6 Class A2
   5.43%, 06/25/06 (a)(c)                                 2,540            2,548
STUDENT LOAN TRUST
Series 2003-2 Class A4
   5.10%, 06/15/06 (c)                                    8,000            8,039
Series 2003-9 Class A4
   5.11%, 06/15/06 (c)                                   24,058           24,179
Series 2005-7 Class A1
   5.10%, 07/25/06 (c)                                   12,735           12,725
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $145,238)                                                          144,549

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.5%
   OF NET ASSETS

COX ENTERPRISES, INC.
   5.10%, 06/01/06                                       17,800           17,800

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PREFERRED STOCK 3.6% OF NET ASSETS

COBANK, ACB (d)                                         115,000            6,120
FANNIE MAE, SERIES J (b)                                640,000           31,968
SLM CORP. (b)(f)                                         20,000            2,046
SOVEREIGN REAL ESTATE INVESTMENT
   CORP (b)                                           2,993,000            4,048
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $44,258)                                                            44,182

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

OTHER INVESTMENT COMPANIES 0.0% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
  LENDING PRIME PORTFOLIO
                                                            385              385

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 16.6% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
  LENDING PRIME PORTFOLIO
                                                        201,804          201,804

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At May 31, 2006 the tax basis cost of the fund's investments was $1,329,956, and the unrealized appreciation and depreciation was $0 and ($27,510), respectively, with a net depreciation of ($27,510).

In addition to the above, the fund held the following at 05/31/06. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT     UNREALIZED
                                         CONTRACTS       VALUE         GAINS
FUTURES CONTRACTS

2 YEARS, LONG, U.S.
   TREASURY NOTES expires
   09/29/06                                    600       121,931           (133)
5 YEARS, LONG, U.S.
   TREASURY NOTES expires
   09/29/06                                    300        31,083            (93)
                                                                     -----------
                                                                           (226)

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(b) Callable security
(c) Variable-rate security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $60,376,000 or 5.0% of net assets.
(e) Delay-delivery security
(f) All or a portion of this security is on loan
(g) Private Placement.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                               COST          VALUE
HOLDINGS BY CATEGORY                        ($ X 1,000)   ($ X 1,000)
---------------------------------------------------------------------
 81.5%  LONG-TERM INVESTMENTS                    93,961        94,454

 17.5%  SHORT-TERM INVESTMENTS                   20,265        20,287
---------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                       114,226       114,741

  1.0%  OTHER ASSETS AND LIABILITIES                            1,204
---------------------------------------------------------------------
100.0%  NET ASSETS                                            115,945

ISSUER
PROJECT                                                                                  MATURITY         FACE AMOUNT       VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE           ($ X 1,000)    ($ X 1,000)
LONG-TERM INVESTMENTS 81.5% OF NET ASSETS

CALIFORNIA 78.8%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
    Refunding COP Series 2001A                                                5.38%      12/01/09 (a)           5,000          5,292
ASSOCIATION OF BAY AREA GOVERNMENTS
    RB (Brandeis Hillel Day School) Series 2001                               3.75%      08/01/31 (a)           4,000          4,001
CALIFORNIA
    Economic Recovery Bonds Series 2004A                                      5.25%      07/01/14 (a)           3,000          3,267
    GO Bonds Series 1998                                                      5.50%      12/01/11 (a)           1,665          1,811
    GO Bonds Series 2002                                                      5.25%      02/01/11               3,500          3,716
    GO Refunding Bonds Series 2002                                            5.00%      02/01/12 (a)           4,000          4,246
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002A                                              5.50%      05/01/10               1,315          1,395
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
    RB (Kaiser Permanente) Series 1998B                                       5.00%      10/01/08               2,500          2,581
    Refunding RB (Cedars-Sinai Med Center) Series 2005                        5.00%      11/15/16               2,000          2,089
CALIFORNIA PUBLIC WORKS BOARD
    Lease RB (UCLA Replacement Hospitals) Series 2002A                        4.75%      10/01/09 (a)           3,005          3,102
    Lease Refunding RB (Regents of the University of
    California) Series 1998A                                                  5.25%      12/01/07               2,000          2,045
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    Pollution Control Refunding RB (Southern
    California Edison Co) Series C                                            4.25%      11/01/16 (a)(b)        1,500          1,496
FREMONT UNION HIGH SD
    GO Bonds (Election of 1998) Series 2000B                                  5.75%      09/01/08 (a)           1,520          1,592

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                  MATURITY         FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE           ($ X 1,000)   ($ X 1,000)
GOLDEN STATE TOBACCO SECURITIZATION CORP
    Enhanced Tobacco Settlement Asset-Backed Bonds
    Series 2005A                                                              5.00%      06/01/19               4,500         4,589
INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH
    Refunding RB Series 1999A                                                 5.00%      11/01/08 (a)           1,210         1,250
    Refunding RB Series 1999A                                                 5.00%      11/01/09 (a)           1,375         1,437
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
    Capital Grant Receipts RB (Gold Line Eastside
    Extension) Series 2005A                                                   5.00%      10/01/11 (a)           4,000         4,204
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
    Lease RB (Vermont Manchester Social Services)
    Series 2005                                                               5.00%      09/01/14 (a)           1,995         2,134
    Pooled Financing Refunding Bonds Series F                                 5.00%      09/01/07 (a)             810           825
    Subordinate Lien Tax Allocation Bonds (Bunker
    Hill) Series 2004                                                         4.00%      03/01/10               1,950         1,906
LOS ANGELES STATE BUILDING AUTH
    Lease Refunding RB (California Dept of General
    Services) Series 1993A                                                    5.63%      05/01/11 (a)           3,500         3,719
LOS ANGELES UNIFIED SD
    GO Bonds (Election of 1997) Series 2000D                                  5.50%      07/01/10               4,000         4,268
NATOMAS UNION SD
    COP Series B                                                              5.00%      02/01/10 (a)(b)        1,865         1,938
OAKLAND
    Refunding COP (Oakland Museum) Series 2002A                               5.00%      04/01/10 (a)           2,015         2,110
    Refunding COP (Oakland Museum) Series 2002A                               5.00%      04/01/11 (a)           1,460         1,543
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
    M/F Rental Housing Refunding RB (Vista Del Oro
    Apts) Series 2001A                                                        4.45%      04/01/11 (a)(b)        1,250         1,282
ORANGE CNTY
    Recovery COP Series 1996A                                                 6.00%      07/01/08 (a)           3,000         3,146
REDDING JOINT POWERS FINANCING AUTH
    Electric System RB Series 1996A                                           5.50%      06/01/11 (a)           2,000         2,043
RIVERSIDE
    Capital Improvements Projects Series 2003                                 5.00%      09/01/14 (a)           1,470         1,571
    Capital Improvements Projects Series 2003                                 5.00%      09/01/15 (a)           1,545         1,637
RIVERSIDE CNTY ASSET LEASE CORP
    Leasehold RB (Riverside Cnty Hospital) Series 2003A                       5.00%      06/01/09 (a)           2,555         2,644
SAN BERNARDINO CNTY
    M/F Housing Refunding RB Series 2001A                                     4.45%      05/01/31 (a)           1,300         1,341
SAN DIEGO UNIFIED SD
    GO Bonds (Election of 1998-Series F) Series 2004                          5.00%      07/01/15 (a)           1,095         1,169
SAN FRANCISCO STATE UNIVERSITY
    Student Housing RB (Auxiliary Organization) Series 1999                   5.00%      07/01/08                 400           406
SAN JOSE REDEVELOPMENT AGENCY
    Tax Allocation Bonds (Merged Area Redevelopment)
    Series 2002                                                               4.00%      08/01/10 (a)           5,000         5,080
SANTA CLARA CNTY FINANCING AUTH
    Lease RB (VMC Facility) Series 1994A                                      7.75%      11/15/10 (a)           1,000         1,161
VERNON
    Electric System RB (Malburg Generating Station)
    Series 2003C                                                              5.00%      04/01/11 (a)           1,320         1,354
    Electric System RB (Malburg Generating Station)
    Series 2003C                                                              5.25%      04/01/15 (a)           1,905         1,962
                                                                                                                         ----------
                                                                                                                             91,352

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                  MATURITY         FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE           ($ X 1,000)   ($ X 1,000)
PUERTO RICO 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO ELECTRIC POWER AUTH
    Refunding RB Series CC                                                    5.50%      07/01/08 (a)           3,000         3,102
                                                                                                                         ----------
TOTAL LONG-TERM INVESTMENTS
  (COST $93,961)                                                                                                             94,454

SHORT-TERM INVESTMENTS 17.5% OF NET ASSETS

CALIFORNIA 14.9%
-----------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
    COP (Refunding and Capital Projects) Series 1998A                         5.00%      12/01/06 (a)           3,480         3,506
CALIFORNIA
    Economic Recovery Bonds Series 2004C3                                     3.53%      06/01/06 (b)(c)        1,500         1,500
    GO Bonds Series 1992                                                      6.30%      09/01/06               2,235         2,250
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002B2                                             3.62%      06/01/06 (a)(b)        1,850         1,850
CALIFORNIA PUBLIC WORKS BOARD
    Energy Efficiency Refunding RB Series 1998B                               4.00%      09/01/06 (a)           1,155         1,156
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    RB (Kaiser Permanente) Series 2002D                                       4.35%      03/01/07 (b)           2,000         2,010
    Refunding RB (Sherman Oaks) Series 1998A                                  5.00%      08/01/06 (a)           2,500         2,505
NORTHERN CALIFORNIA POWER AGENCY
    Refunding RB (Geothermal Project 3) Series 1993A                          5.60%      07/01/06               2,000         2,003
SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTH
    Bridge Toll Notes Series 1999                                             5.00%      02/01/07                 500           502
                                                                                                                         ----------
                                                                                                                             17,282
PUERTO RICO 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO AQUEDUCT AND SEWER AUTH
    Refunding Bonds Series 1995                                               6.00%      07/01/06 (a)           3,000         3,005
                                                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $20,265)                                                                                                             20,287
-----------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $114,226, and the unrealized appreciation and depreciation was $1,034 and ($519), respectively, with a net appreciation of $515.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security


COP - Certificate of participation
 GO - General obligation
 RB - Revenue bond

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                               COST           VALUE
HOLDINGS BY CATEGORY                        ($ X 1,000)    ($ X 1,000)
----------------------------------------------------------------------
 94.4%  LONG-TERM INVESTMENTS                   183,498        189,135

  4.4%  SHORT-TERM INVESTMENTS                    8,720          8,720
----------------------------------------------------------------------

 98.8%  TOTAL INVESTMENTS                       192,218        197,855

  1.2%  OTHER ASSETS AND LIABILITIES                             2,451
----------------------------------------------------------------------
100.0%  NET ASSETS                                             200,306

ISSUER
PROJECT                                                                                  MATURITY      FACE AMOUNT       VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE        ($ X 1,000)    ($ X 1,000)
LONG-TERM INVESTMENTS 94.4% OF NET ASSETS

CALIFORNIA 94.4%
---------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
    COP (Alameda Cnty Medical Center) Series 1998                             5.38%      06/01/18 (a)        3,400          3,540
ALAMEDA CORRIDOR TRANSPORTATION AUTH
    Sr Lien RB Series 1999A                                                   5.13%      10/01/16 (a)        1,170          1,229
ANAHEIM PUBLIC FINANCING AUTH
    Sr Lease RB Series 1997A                                                  6.00%      09/01/24 (a)        5,000          5,861
ASSOCIATION OF BAY AREA GOVERNMENTS
    RB (Brandeis Hillel Day School) Series 2001                               3.75%      08/01/31 (a)        1,700          1,700
    RB (Schools of the Sacred Heart-San Francisco)
    Series 2000A                                                              6.45%      06/01/30            1,500          1,583
    Revenue COP (Lytton Gardens, Inc) Series 1999                             6.00%      02/15/30            3,000          3,121
    Tax Allocation RB (California Redevelopment Agency
    Pool) Series 1997A-6                                                      5.25%      12/15/17 (a)        1,200          1,250
BAY AREA TOLL AUTH
    San Francisco Bay Area Toll Bridge RB Series 2006F                        5.00%      04/01/31            2,000          2,069
BREA OLINDA UNIFIED SD
    GO Bonds Series 1999A                                                     5.60%      08/01/20 (a)        1,000          1,071
BURBANK PUBLIC FINANCE AUTH
    RB (Golden State Redevelopment) Series 2003A                              5.25%      12/01/17 (a)        2,825          3,046
    RB (Golden State Redevelopment) Series 2003A                              5.25%      12/01/18 (a)        2,175          2,336
CALIFORNIA
    Dept of Veterans Affairs Home Purchase RB Series
    2002A                                                                     5.30%      12/01/21 (a)        5,000          5,262
    GO Bonds                                                                  5.63%      05/01/18              455            491
    GO Bonds Series 2000                                                      5.63%      05/01/18              545            585
    Various Purpose GO Bonds                                                  5.25%      11/01/17            3,000          3,203

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                  MATURITY        FACE AMOUNT       VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE          ($ X 1,000)    ($ X 1,000)
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002A                                              5.75%      05/01/17              3,000          3,348
CALIFORNIA EDUCATIONAL FACILITIES AUTH
    RB (California College of Arts and Crafts) Series 2001                    5.75%      06/01/25              1,800          1,862
    RB (Pepperdine University) Series 2000                                    5.75%      09/15/30 (a)          3,000          3,168
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
    Hospital Refunding RB (Childrens Hospital-San Diego)
    Series 1996                                                               5.38%      07/01/16 (a)          5,180          5,290
    Refunding RB (Cedars-Sinai Medical Center) Series 2005                    5.00%      11/15/27              4,000          4,057
CALIFORNIA HFA
    M/F Rental Housing RB II Series 1992B                                     6.70%      08/01/15                160            160
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
    RB (The J. David Gladstone Institutes) Series 2001                        5.50%      10/01/19              1,250          1,325
CALIFORNIA STATE PUBLIC WORKS BOARD
    Lease RB (Dept of Corrections) Series 2003                                5.50%      06/01/17              6,970          7,510
    Lease Refunding RB (Dept of Health
    Services-Richmond Laboratory) Series 2005K                                5.00%      11/01/24              3,000          3,079
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    Collateralized RB Series 2001A                                            7.00%      04/20/36 (a)          4,000          4,558
    COP (Internext Group) Series 1999                                         5.38%      04/01/17              4,720          4,785
    RB (Huntington Memorial Hospital) Series 2005                             5.00%      07/01/18              6,190          6,446
COLTON PUBLIC FINANCE AUTH
    Special Tax RB Series 1996                                                5.45%      09/01/19 (a)          3,020          3,093
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
    Tax Allocation RB Series 2003A                                            5.63%      08/01/33              5,000          5,149
EAST BAY MUNICIPAL UTILITY DISTRICT
    Water System Subordinated RB Series 1998                                  5.25%      06/01/19              2,600          2,702
ESCONDIDO
    Revenue COP Series 2000A                                                  6.00%      09/01/31 (a)          1,915          2,086
FONTANA REDEVELOPMENT AGENCY
    Tax Allocation Refunding Bonds (Jurupa Hills
    Redevelopment) Series 1997A                                               5.50%      10/01/19              3,500          3,613
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
    Toll Road Refunding RB Series 1999                                        5.13%      01/15/19 (a)          5,000          5,234
GOLDEN STATE TOBACCO SECURITIZATION CORP
    Enhanced Tobacco Settlement Asset-Backed Bonds
    Series 2005A                                                              5.00%      06/01/19              2,500          2,549
HUNTINGTON BEACH
    Lease RB (Capital Improvement Financing)
    Series 2000A                                                              5.50%      09/01/20 (a)          1,500          1,593
INGLEWOOD REDEVELOPMENT AGENCY
    Tax Allocation Refunding Bonds (Merged
    Redevelopment) Series 1998A                                               5.25%      05/01/16 (a)          1,000          1,091
LANCASTER REDEVELOPMENT AGENCY
    Combined Redevelopment Project Areas (Housing
    Programs) Subordinate Tax Allocation Refunding
    Bonds Series 2003                                                         4.75%      08/01/33 (a)          2,000          1,982
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
    Lease RB (Vermont Manchester Social Services)
    Series 2005                                                               5.00%      09/01/17 (a)          2,310          2,445
LOS ANGELES DEPT OF WATER AND POWER
    Power System RB Series 2005A                                              5.00%      07/01/35 (a)          4,000          4,120
    Water System RB Series 2006A-2                                            5.00%      07/01/35 (a)          3,000          3,098
LOS ANGELES UNIFIED SD
    Bonds (Election of 2005) Series C                                         5.00%      07/01/26 (a)          2,000          2,088
    GO Bonds (Election of 2004) Series F                                      4.75%      07/01/27 (a)          4,000          4,041

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                  MATURITY        FACE AMOUNT       VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE          ($ X 1,000)    ($ X 1,000)
LYNWOOD PUBLIC FINANCING AUTH
    Lease Refunding RB (Public Capital Improvement)
    Series 2003                                                               5.00%      09/01/18 (a)          1,000          1,047
MONTCLAIR FINANCING AUTH
    Lease RB (Public Facilities) Series 2005                                  4.60%      10/01/25 (a)          2,000          1,997
OAKLAND JOINT POWER FINANCING AUTH
    Reassessment RB Series 1999                                               5.50%      09/02/24                990          1,041
OAKLAND REDEVELOPMENT AGENCY
    Subordinated Tax Allocation Bonds (Central
    District Redevelopment) Series 2003                                       5.50%      09/01/14 (a)          1,615          1,762
RIVERSIDE CNTY PUBLIC FINANCE AUTH
    Tax Allocation RB (Riverside Cnty Redevelopment)
    Series 1997A                                                              5.63%      10/01/33              3,490          3,580
SACRAMENTO FINANCE AUTH
    Capital Improvement RB Series 1999                                        5.88%      12/01/29 (a)          3,000          3,279
    Lease RB (Cal EPA Building) Series 1998A                                  5.25%      05/01/19 (a)          1,575          1,643
    Tax Allocation RB Series 2005A                                            5.00%      12/01/34 (a)          2,615          2,679
SAN DIEGO CNTY
    COP (Burnham Institute for Medical Research)
    Series 2006                                                               5.00%      09/01/34              5,000          4,935
SAN DIEGO REDEVELOPMENT AGENCY
    Subordinate Tax Allocation Bonds (Horton Plaza
    Redevelopment) Series 2000                                                5.80%      11/01/21              2,500          2,628
SAN FRANCISCO AIRPORTS COMMISSION
    Second Series Refunding RB (San Francisco
    International Airport) Series 30                                          5.00%      05/01/17 (a)          3,680          3,869
SAN FRANCISCO BAY AREA RAPID TRANSIT
    Sales Tax RB Series 1999                                                  5.50%      07/01/26 (a)          1,000          1,065
    Sales Tax RB Series 1999                                                  5.50%      07/01/34 (a)          2,500          2,662
SAN FRANCISCO STATE UNIVERSITY
    Student Housing RB (Auxiliary Organization) Series 1999                   5.20%      07/01/19              1,150          1,180
SAN LUIS OBISPO CNTY FINANCE AUTH
    RB (Lopez Dam Improvement) Series 2000A                                   5.38%      08/01/24 (a)          1,000          1,051
SANTA ANA UNIFIED SD
    GO Bonds (Election of 1999) Series 2000                                   5.70%      08/01/29 (a)          6,000          6,471
SANTA CLARA CNTY FINANCING AUTH
    Lease RB (VMC Facility) Series 1994A                                      7.75%      11/15/10 (a)          1,460          1,695
SANTA CLARA REDEVELOPMENT AGENCY
    Tax Allocation Refunding RB (Bayshore North)                              7.00%      07/01/10 (a)          1,500          1,603
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
    Special Tax RB Series 1999A                                               5.25%      08/15/18 (a)          3,095          3,250
STOCKTON
    Mello Roos RB (Community Facilities District No.1)
    Series 1998A                                                              5.80%      09/01/14              5,875          5,996
TAFT CITY ELEMENTARY SD
    GO Bonds Series 2001A                                                     4.90%      08/01/20 (a)          1,080          1,120
TRI-CITY HOSPITAL DISTRICT
    Refunding RB Series 1996A                                                 5.63%      02/15/17 (a)          1,000          1,024
TRUCKEE PUBLIC FINANCING AUTH
    Lease RB Series 2000A                                                     5.88%      11/01/25 (a)          1,490          1,597
VALLEJO
    Refunding RB (Water Improvement) Series 1996A                             5.70%      05/01/16 (a)          2,000          2,044
WEST BASIN WATER DISTRICT
    COP Refunding RB (1992 Projects) Series 1997A                             5.50%      08/01/22 (a)          1,000          1,029

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                  MATURITY        FACE AMOUNT        VALUE
  TYPE OF SECURITY, SERIES                                                    RATE         DATE          ($ X 1,000)     ($ X 1,000)
WHITTIER
    RB (Presbyterian Intercommunity Hospital) Series 2002                     5.60%      06/01/22              2,000           2,069
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $183,498)                                                                                                            189,135

SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

CALIFORNIA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002B2                                             3.62%      06/01/06 (a)(b)       2,750           2,750
IRVINE ASSESSMENT DISTRICT NO. 93-14
    Limited Obligation Improvement Bonds Series 2000                          3.53%      06/01/06 (a)(b)         300             300
ORANGE CNTY SANITATION DISTRICT
    Refunding COP Series 2000A                                                3.49%      06/01/06 (b)(c)       2,370           2,370
    Refunding COP Series 2000B                                                3.49%      06/01/06 (b)(c)       3,300           3,300
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $8,720)                                                                                                                8,720
------------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investment was $192,218, and the unrealized appreciation and depreciation were $6,192 and ($555), respectively, with a net appreciation of $5,637.

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security

COP - Certificate of participation
 GO - General obligation
HFA - Housing Finance Agency
 RB - Revenue bond

SCHWAB INVESTMENTS
SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 79.4%  LONG-TERM INVESTMENTS                               97,558        97,262

 19.3%  SHORT-TERM INVESTMENTS                              23,706        23,689
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                  121,264       120,951

  1.3%  OTHER ASSETS AND LIABILITIES                                       1,577
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       122,528

ISSUER
PROJECT                                                                               MATURITY      FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE        ($ x 1,000)   ($ x 1,000)
LONG-TERM INVESTMENTS 79.4% OF NET ASSETS

ALABAMA 0.5%
-----------------------------------------------------------------------------------------------------------------------------
MOBILE IDB
   Pollution Control Refunding RB (International Paper Co)
   Series 1994A                                                               4.65%   12/01/11              600           601

ARIZONA 5.2%
-----------------------------------------------------------------------------------------------------------------------------
ARIZONA
   Refunding COP Series 2002B                                                 5.00%   09/01/07 (a)        5,000         5,081

CATALINA FOOTHILLS UNIFIED SD NO.16
   GO Refunding Bonds Series 2004                                             5.00%   07/01/07 (a)        1,315         1,334
                                                                                                                  -----------
                                                                                                                        6,415
CALIFORNIA 2.6%
-----------------------------------------------------------------------------------------------------------------------------
ALAMEDA PUBLIC FINANCING AUTH
   RB (1997 RB Refinancing) Series 1999                                       4.95%   09/02/07            2,065         2,078

CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                               5.50%   05/01/10            1,000         1,061
                                                                                                                  -----------
                                                                                                                        3,139
COLORADO 1.6%
-----------------------------------------------------------------------------------------------------------------------------
ADAMS CNTY SD NO.50
   GO Refunding Bonds Series 2004                                             4.00%   12/01/07 (a)        2,000         2,011

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY       FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE         ($ x 1,000)   ($ x 1,000)
CONNECTICUT 0.8%
------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT
   GO Refunding Bonds Series 2004B                                            4.00%   12/01/09 (a)         1,000         1,010

DISTRICT OF COLUMBIA 1.3%
------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
   COP Series 2006                                                            5.00%   01/01/12 (a)         1,500         1,579

GEORGIA 5.5%
------------------------------------------------------------------------------------------------------------------------------
ATLANTA
   Airport General Refunding RB Series 2003A                                  5.00%   01/01/10 (a)         3,660         3,806

GEORGIA
   GO Bonds Series 2000D                                                      6.00%   10/01/07             2,865         2,954
                                                                                                                   -----------
                                                                                                                         6,760
INDIANA 1.7%
------------------------------------------------------------------------------------------------------------------------------
LAKE CNTY
   First Mortgage Lease RB Series 2000                                        5.25%   08/01/09 (a)         2,040         2,131

KENTUCKY 3.0%
------------------------------------------------------------------------------------------------------------------------------
KENTUCKY PROPERTY AND BUILDING COMMISSION
   RB Project No.71                                                           5.50%   08/01/09             3,500         3,688

MARYLAND 0.9%
------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
   Convention Center Hotel RB Sr Series 2006A                                 5.00%   09/01/13 (a)         1,000         1,067

MASSACHUSETTS 3.9%
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Refunding Bonds Series 2001A                                            5.50%   01/01/11             2,500         2,677
   Special Obligation RB Consolidated Loan Series 2002A                       5.00%   06/01/10 (a)         2,000         2,096
                                                                                                                   -----------
                                                                                                                         4,773
MISSOURI 1.7%
------------------------------------------------------------------------------------------------------------------------------
ST LOUIS MUNICIPAL FINANCE CORP.
   Leasehold Refunding RB Series 2003                                         5.25%   07/15/10 (a)         2,000         2,113

NEVADA 1.3%
------------------------------------------------------------------------------------------------------------------------------
HENDERSON
   Sr Limited Obligation Refunding Bonds (Seven Hills)
   Series 2001A                                                               4.63%   08/01/11 (a)         1,505         1,568

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
NEW JERSEY 4.0%
------------------------------------------------------------------------------------------------------------------------------------
MERCER CNTY
   Refunding RB (Regional Sludge) Series 2003                                 5.00%   12/15/09 (a)               1,300         1,357

NEW JERSEY TRANSIT CORP.
   COP (Federal Transit Administration Grants) Series 2000B                   5.50%   09/15/07 (a)               3,500         3,579
                                                                                                                         -----------
                                                                                                                               4,936
NEW YORK 9.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
   GO Bonds Fiscal 2003 Series A                                              5.25%   08/01/09                   1,825         1,902
   GO Bonds Fiscal 2003 Series B                                              5.25%   08/01/09                   1,000         1,042
   GO Bonds Fiscal 2003 Series J                                              5.00%   06/01/09                   2,080         2,149
   GO Bonds Fiscal 2003 Series J (Refunded)                                   5.00%   06/01/09                     420           436

NEW YORK STATE DORMITORY AUTH
   Lease RB (State University Dormitory Facilities) Series
   2003B                                                                      5.25%   07/01/13 (a)(b)            2,000         2,140

NEW YORK STATE URBAN DEVELOPMENT CORP
   State Facilities Refunding RB Series 1995                                  5.60%   04/01/15                   4,000         4,383
                                                                                                                         -----------
                                                                                                                              12,052
NORTH CAROLINA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL POWER AGENCY
   RB (Catawba Electric) Series 1999A                                         5.75%   01/01/09 (a)               3,000         3,152

OHIO 2.6%
------------------------------------------------------------------------------------------------------------------------------------
OHIO
   Higher Education Capital Facilities Bonds Series II-2001A                  5.50%   12/01/08                   3,000         3,127

OREGON 2.3%
------------------------------------------------------------------------------------------------------------------------------------
OREGON
   Refunding COP (Dept of Administrative Services) Series
   2002C                                                                      5.00%   11/01/07 (a)               2,705         2,754

PENNSYLVANIA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA IDA
   Economic Development RB Series 1994                                        7.00%   07/01/07 (a)               1,000         1,035

PHILADELPHIA
   Water and Wastewater Refunding RB Series 2001B                             5.50%   11/01/11 (a)               4,000         4,338
                                                                                                                         -----------
                                                                                                                               5,373
PUERTO RICO 1.7%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
   Refunding RB Series H                                                      5.00%   07/01/35 (a)               2,000         2,084

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
SOUTH CAROLINA 2.5%
------------------------------------------------------------------------------------------------------------------------------------
CHARLESTON CNTY
   RB (Care Alliance Health Services) Series 1999A                            4.25%   08/15/07 (a)               3,000         3,019

TEXAS 6.9%
------------------------------------------------------------------------------------------------------------------------------------
DALLAS WATER AND SEWER UTILITIES
   Revenue Refunding and Improvement Bonds Series 2003                        5.00%   10/01/10 (a)               5,000         5,245

DENTON UTILITY SYSTEM
   Refunding and Improvement RB Series 2001                                   5.00%   12/01/12 (a)               2,030         2,115

FORT WORTH
   General Purpose Improvement and Refunding Bonds
   Series 2001                                                                5.00%   03/01/10                   1,090         1,136
                                                                                                                         -----------
                                                                                                                               8,496
WASHINGTON 10.5%
------------------------------------------------------------------------------------------------------------------------------------
NORTH KITSAP SD NO.400
   Unlimited Tax GO Refunding Bonds Series 2005                               5.13%   12/01/16 (a)               4,650         4,991

SNOHOMISH CNTY
   Refunding Limited GO Bonds                                                 4.50%   12/01/12 (a)               1,920         1,962

WASHINGTON
   Refunding COP (Dept of Ecology) Series 2001                                4.75%   04/01/12 (a)               1,710         1,761

WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.2) Series 1993A                           5.70%   07/01/08 (a)               4,000         4,160
                                                                                                                         -----------
                                                                                                                              12,874
WISCONSIN 2.1%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
   Master Lease Series 2002D                                                  5.00%   09/01/07 (a)               2,500         2,540
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $97,558)                                                                                                              97,262

SHORT-TERM INVESTMENTS 19.3% OF NET ASSETS

ARIZONA 1.0%
------------------------------------------------------------------------------------------------------------------------------------
CATALINA FOOTHILLS UNIFIED SD NO.16
   GO Refunding Bonds Series 2004                                             4.25%   07/01/06 (a)               1,235         1,235

CALIFORNIA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B-2                                             3.62%   06/01/06 (a)(b)              200           200

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   RB (Kaiser Permanente) Series 2002D                                        4.35%   03/01/07 (b)               3,000         3,015
                                                                                                                         -----------
                                                                                                                               3,215
DISTRICT OF COLUMBIA 3.3%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON DC CONVENTION CENTER AUTH
   Dedicated Tax Sr Lien RB Series 1998                                       5.00%   10/01/06 (a)               4,000         4,018

MICHIGAN 0.8%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Capital Improvement Bonds Series 2002A                                     5.00%   04/01/07 (a)               1,000         1,011

NEW YORK 4.1%
------------------------------------------------------------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
   Electric System Subordinated RB Series 2001-2B                             3.47%   06/01/06 (a)(b)            1,000         1,000

METROPOLITAN TRANSPORTATION AUTH
   RB Series 2005G1                                                           3.54%   06/01/06 (a)(b)              900           900

NEW YORK CITY
   GO Bonds Fiscal 1999 Series H (Refunded)                                   4.75%   03/15/07                   1,705         1,719
   GO Bonds Fiscal 2002 Series A6                                             3.50%   06/01/06 (a)(b)(c)           100           100

NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water and Sewer System RB Series 1994G                                     3.47%   06/01/06 (a)(b)(c)         1,325         1,325
                                                                                                                         -----------
                                                                                                                               5,044
NORTH CAROLINA 3.7%
------------------------------------------------------------------------------------------------------------------------------------
CHARLOTTE
   COP (FY2004 Equipment Acquisition) Series 2004C                            4.00%   03/01/07                   2,540         2,548

NORTH CAROLINA MUNICIPAL POWER AGENCY
   RB (Catawba Electric) Series 1995A                                         5.10%   01/01/07 (a)               2,000         2,018
                                                                                                                         -----------
                                                                                                                               4,566
OHIO 3.0%
------------------------------------------------------------------------------------------------------------------------------------
OHIO
   State Facilities Bonds (Administrative Building Fund)
   Series 1998A                                                               5.13%   10/01/06                   3,580         3,598

WISCONSIN 0.8%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
   RB (Carroll College) Series 1998                                           4.80%   10/01/06                   1,000         1,002
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $23,706)                                                                                                              23,689
------------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At May 31, 2006 the tax basis cost of the fund's investments was $121,264, and the unrealized appreciation and depreciation were $685 and ($998), respectively, with a net unrealized depreciation of ($313).

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security

 COP - Certificate of participation
  GO - General obligation
 IDA - Industrial Development Authority
 IDB - Industrial Development Board
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

SCHWAB INVESTMENTS

SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 95.5%  LONG-TERM INVESTMENTS                           85,232            87,755

  3.1%  SHORT-TERM INVESTMENTS                           2,900             2,900
--------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                               88,132            90,655

  1.4%  OTHER ASSETS AND LIABILITIES                                       1,246
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        91,901

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
LONG-TERM INVESTMENTS 95.5% OF NET ASSETS

CALIFORNIA 9.0%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATE PUBLIC WORKS BOARD
     Lease Refunding RB (Dept of Health Services-Richmond
     Laboratory) Series 2005K                                                 5.00%   11/01/24                   2,000         2,053
GOLDEN STATE TOBACCO SECURITIZATION CORP
     Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A              5.00%   06/01/38 (a)               4,000         4,084
OAK VALLEY HOSPITAL DISTRICT
     GO Bonds (Election of 2004) Series 2005                                  5.00%   07/01/29 (a)               2,065         2,124
                                                                                                                         -----------
                                                                                                                               8,261
COLORADO 4.7%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
     RAN Series 2002B                                                         5.50%   06/15/15 (a)               2,000         2,214
DENVER CONVENTION CENTER HOTEL AUTH
     Sr Refunding RB Series 2006                                              5.00%   12/01/30 (a)               2,000         2,062
                                                                                                                         -----------
                                                                                                                               4,276
DISTRICT OF COLUMBIA 2.3%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
     COP Series 2003                                                          5.50%   01/01/17 (a)               2,000         2,159

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY      FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE        ($ x 1,000)   ($ x 1,000)
FLORIDA 2.9%
-----------------------------------------------------------------------------------------------------------------------------
ESCAMBIA CNTY HEALTH FACILITIES AUTH
     RB (Ascension Health Credit Group) Series 1999A-2                        5.75%   11/15/29 (a)        2,500         2,681

GEORGIA 1.4%
-----------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
     RB (Tuff Morehouse) Series 2002A                                         5.50%   02/01/22 (a)        1,180         1,268

ILLINOIS 2.2%
-----------------------------------------------------------------------------------------------------------------------------
CHICAGO

     Chicago O'Hare International Airport General Airport Third
     Lien RB Series 2005A                                                     5.00%   01/01/29 (a)        2,000         2,055

INDIANA 1.1%
-----------------------------------------------------------------------------------------------------------------------------
MARION CNTY CONVENTION AND RECREATIONAL FACILITIES AUTH
     Excise Taxes Lease Refunding Sr RB Series 2001A                          5.00%   06/01/21 (a)        1,000         1,031

KENTUCKY 1.1%
-----------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
     Health Facilities RB (University Medical Center)
     Series 1997                                                              5.25%   07/01/22 (a)        1,000         1,024

LOUISIANA 2.3%
-----------------------------------------------------------------------------------------------------------------------------
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
     Assessment RB Series 2006B                                               5.00%   06/01/23 (a)        2,000         2,077

MARYLAND 1.4%
-----------------------------------------------------------------------------------------------------------------------------
BALTIMORE
     Convention Center Hotel RB Sr Series 2006A                               5.25%   09/01/23 (a)        1,000         1,073
MARYLAND HOUSING AND COMMUNITY DEVELOPMENT DEPT
     RB Series 1996A                                                          5.88%   07/01/16              225           230
                                                                                                                  -----------
                                                                                                                        1,303

MASSACHUSETTS  2.5%
-----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
     Sr Sales Tax Bonds Series 2005B                                          5.50%   07/01/23 (a)        2,000         2,267

MICHIGAN  8.9%
-----------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
     Environmental Improvement Refunding RB
     (MeadWestvaco-Escanaba Paper Co) Series 2002                             6.25%   04/15/27            1,000         1,128
DETROIT
     Water Supply System Refunding Sr Lien RB Series 2003C                    5.25%   07/01/16 (a)        2,620         2,803

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                     MATURITY       FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                          RATE      DATE         ($ x 1,000)   ($ x 1,000)
DETROIT SD
     School Building and Site Improvement Bonds Series 2005A                        5.00%   05/01/17 (a)         3,000         3,167
WAYNE CNTY COMMUNITY COLLEGE
     Improvement Bonds Series 1999                                                  5.50%   07/01/19 (a)         1,000         1,054
                                                                                                                         -----------
                                                                                                                               8,152

MISSISSIPPI 4.7%
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI HOSPITAL EQUIPMENT AND FACILITIES AUTH
     Refunding RB (Mississippi Baptist Medical Center) Series
     1995                                                                           6.00%   05/01/13 (a)         2,150         2,174
WALNUT GROVE CORRECTIONAL AUTH
     COP (Walnut Grove Correctional Facility) Series 1999                           6.00%   11/01/19 (a)         2,000         2,181
                                                                                                                         -----------
                                                                                                                               4,355

NEVADA 4.7%
------------------------------------------------------------------------------------------------------------------------------------
NEVADA
     Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004                    5.50%   12/01/18 (a)         2,000         2,192
NEVADA DEPT OF BUSINESS AND INDUSTRY
     RB (Las Vegas Monorail) First Tier Series 2000                                 5.63%   01/01/32 (a)         2,000         2,141
                                                                                                                         -----------
                                                                                                                               4,333

NEW JERSEY 1.7%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON (TOWNSHIP) BOARD OF EDUCATION
     Refunding School Bonds                                                         5.25%   01/01/27 (a)         1,400         1,550

NEW YORK 5.1%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
     Refunding RB Series 2002A                                                      5.50%   11/15/18 (a)         2,000         2,171
NEW YORK CITY
     GO Bonds Fiscal 2002 Series G                                                  5.75%   08/01/16             1,325         1,442
     GO Bonds Fiscal 2005 Series B                                                  5.25%   08/01/15             1,000         1,072
                                                                                                                         -----------
                                                                                                                               4,685

OREGON 4.0%
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
     Electric System Revenue Obligations Series 2000B                               5.50%   12/01/19 (a)         1,180         1,268
MORROW CNTY SD
     GO Bonds Series 2001                                                           5.63%   06/15/16 (a)         2,235         2,429
                                                                                                                         -----------
                                                                                                                               3,697

PENNSYLVANIA 1.7%
------------------------------------------------------------------------------------------------------------------------------------
SENECA VALLEY UNIFIED SD
     GO Refunding Bonds Series 1998AA                                               5.15%   02/15/20 (a)         1,500         1,533

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                     MATURITY       FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                          RATE      DATE         ($ x 1,000)   ($ x 1,000)
RHODE ISLAND 0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
     Homeownership Opportunity Bonds Series 10A                                     6.50%   10/01/22                20            20

TEXAS 11.4%
------------------------------------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
     Refunding RB Series 1997                                                       5.13%   11/15/16 (a)         3,000         3,064
BRAZOS RIVER AUTH
     Refunding RB (Houston Industries) Series 1998A                                 5.13%   05/01/19 (a)         1,750         1,818
CONROE ISD
     Unlimited Tax Schoolhouse and Refunding Bonds Series 1997                      5.25%   02/15/21 (a)           765           772
     Unlimited Tax Schoolhouse and Refunding Bonds Series 1997
     (Refunded)                                                                     5.25%   02/15/21               235           238
HARRIS CNTY
     Permanent Improvement Refunding Bonds Series 2004A                             5.00%   10/01/18             1,885         1,974
HARRIS CNTY HOSPITAL DISTRICT
     Refunding RB Series 2000                                                       6.00%   02/15/16 (a)         1,000         1,079
TEXAS PUBLIC FINANCE AUTH
     Refunding RB (Texas Southern University) Series 1998A-1                        4.75%   11/01/17 (a)         1,545         1,567
                                                                                                                         -----------
                                                                                                                              10,512

VERMONT 2.4%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
     Hospital RB (Fletcher Allen Health Care) Series 2000A                          6.00%   12/01/23 (a)         2,000         2,164

WASHINGTON 15.4%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SD
     Unlimited Tax GO Bonds Series 1999                                             5.50%   12/01/17 (a)         3,000         3,174
KENT SD NO.415
     Unlimited Tax GO Refunding Bonds Series 1993A                                  5.55%   12/01/11               500           540
KING CNTY
     Lease RB (King Street Center) Series 1997                                      5.13%   06/01/17 (a)         1,000         1,023
NORTH KITSAP SD NO.400
     Unlimited Tax GO Refunding Bonds Series 2005                                   5.13%   12/01/18 (a)         1,850         1,973
OCEAN SHORES
     Water and Sewer RB Series 2001                                                 5.50%   12/01/21 (a)         2,000         2,161
WASHINGTON HEALTH CARE FACILITIES
     RB (Catholic Health Initiatives) Series A                                      6.00%   12/01/20 (a)         3,000         3,224
     RB (Swedish Health System) Series 1998                                         5.13%   11/15/18 (a)         2,000         2,066
                                                                                                                         -----------
                                                                                                                              14,161

WISCONSIN 4.6%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
     GO Bonds Series 2005D                                                          5.00%   05/01/21             4,000         4,191
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $85,232)                                                                                                              87,755

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

CALIFORNIA 1.3%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
     Power Supply RB Series 2002B2                                            3.62%   06/01/06 (a)(b)            1,200         1,200

NEW YORK 1.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
     Water and Sewer System RB Series 1994G                                   3.47%   06/01/06 (a)(b)(c)         1,700         1,700
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,900)                                                                                                               2,900
------------------------------------------------------------------------------------------------------------------------------------


END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $88,132, and the unrealized appreciation and depreciation was $2,780 and ($257), respectively, with a net appreciation of $2,523.

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security

COP - Certificate of participation
 GO - General obligation
RAN - Revenue anticipation note
 RB - Revenue bond

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 42.6%  CORPORATE BONDS                               2,909,373       2,912,624

 24.0%  ASSET-BACKED                                  1,643,814       1,645,057
        OBLIGATIONS

 27.9%  MORTGAGE BACKED                               1,945,447       1,906,027
        SECURITIES

  0.1%  U.S. GOVERNMENT                                   5,466           5,466
        SECURITIES

  2.9%  COMMERCIAL PAPER &                              200,759         200,759
        OTHER CORPORATE
        OBLIGATIONS

  3.1%  PREFERRED STOCK                                 208,111         209,718
   --%  OTHER INVESTMENT                                  1,234           1,234
        COMPANIES
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                             6,914,204       6,880,885

(0.6)%  OTHER ASSETS AND
        LIABILITIES                                                     (44,225)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,836,660

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
CORPORATE BONDS 42.6% OF NET ASSETS

FINANCE 18.8%
--------------------------------------------------------------------------------
BANKING 10.1%
AB SPINTAB
   7.50%, 08/14/06 (a)(b)(c)(d)                          19,050           19,136
ABBEY NATIONAL PLC
   7.35%, 10/15/06 (b)(c)(d)                             10,153           10,235
ALLIED IRISH BANKS
   5.94%, 07/17/06 (a)(b)(c)(d)                          17,575           17,721
ARTESIA OVERSEAS, LTD.
   5.96%, 08/25/06 (b)(d)                                10,000           10,038
BANKNORTH CAPITAL TRUST I
   10.52%, 05/01/27 (b)                                   1,600            1,738
BAYERISCHE LANDESBANK GIROZENTRALE
   4.85%, 06/01/06 (d)                                   15,000           14,911
   4.87%, 08/16/06 (d)                                   19,000           18,891
BNP PARIBAS
   5.56%, 06/20/06 (b)(d)                                60,924           61,039
CITIBANK KOREA, INC.
   4.68%, 06/18/13                                        8,500            8,334
   5.64%, 09/26/12                                       25,300           25,307
DANSKE BANK A/S
   7.40%, 06/15/07 (a)(b)(c)(d)                          15,500           15,824
DEUTSCHE BANK CAPITAL TRUST
   6.76%, 06/30/06 (a)(b)(d)                             48,400           50,463
DEUTSCHE BANK LUXEMBOURG
   5.68%, 06/28/06 (a)(c)(d)                              5,000            5,042
FLEET CAPITAL TRUST V
   5.93%, 06/18/06 (d)                                   42,600           42,646
GREENPOINT CAPITAL TRUST I
   9.10%, 06/01/27 (b)                                    3,000            3,216
HUBCO CAPITAL TRUST I, INC.
   8.98%, 02/01/27 (b)                                    1,200            1,274
INTESA BANK OVERSEAS LTD.
   5.84%, 07/03/06 (d)                                   31,000           31,341
JP MORGAN CHASE & CO.
   4.98%, 06/14/06 (d)                                   15,200           15,221
MIZUHO JGB INVESTMENT LLC
   9.87%, 06/30/08 (a)(b)(c)(d)                          10,344           11,131
MIZUHO PREFERRED CAPITAL CO. LLC
   8.79%, 06/30/08 (a)(b)(d)                              6,347            6,698
NATIONWIDE BUILDING SOCIETY
   5.01%, 06/12/06 (a)(d)                                30,000           30,031
NORTH FORK CAPITAL TRUST I
   8.70%, 12/15/26 (b)                                    2,000            2,107
PROVIDIAN CAPITAL I
   9.53%, 02/01/27 (b)                                      775              826
RBS CAPITAL TRUST IV
   5.78%, 06/30/06 (b)(d)                                39,800           40,218
REPUBLIC NEW YORK CORP.
   5.06%, 07/31/06 (b)(d)                                44,700           44,520

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
ROYAL BANK OF SCOTLAND PLC
   5.12%, 07/21/06 (a)(d)                                50,000           50,036
SOCGEN REAL ESTATE CO. LLC
   7.64%, 09/30/07 (a)(b)(d)                              5,000            5,117
SOCIETE GENERALE
   5.72%, 07/24/06 (b)(d)                                28,000           28,028
SOVEREIGN BANCORP
   5.54%, 08/25/06 (d)                                   16,000           16,010
   9.88%, 03/01/27 (b)                                    1,350            1,443
SOVEREIGN CAPITAL TRUST I
   9.00%, 04/01/27 (b)                                   10,890           11,614
SWEDBANK
   7.50%, 11/01/06 (d)                                    6,000            6,051
TOKAI PREFERRED CAPITAL CO. LLC
   9.98%, 06/30/08 (a)(b)(d)                             10,000           10,778
WACHOVIA CORP.
   5.17%, 07/24/06 (d)                                   31,000           31,036
WASHINGTON MUTUAL CAPITAL I
   8.38%, 06/01/27                                        3,240            3,436
WELLS FARGO & CO.
   4.92%, 06/12/06 (d)                                   16,000           16,018
   5.00%, 06/23/06 (d)                                    8,450            8,458
   5.02%, 06/28/06 (d)                                   17,000           17,020
                                                                     -----------
                                                                         692,953
BROKERAGE 2.0%
GOLDMAN SACHS GROUP, INC.
   5.03%, 06/22/06 (d)                                   40,000           40,042
LEHMAN BROTHERS E-CAPITAL TRUST I
   5.95%, 08/21/06 (a)(b)(d)                             10,000           10,042
MERRILL LYNCH & CO., INC.
   5.22%, 07/31/06 (d)                                   40,000           40,036
MORGAN STANLEY
   5.24%, 07/27/06 (d)                                    6,940            6,949
   5.28%, 08/09/06 (d)                                   40,000           40,078
                                                                     -----------
                                                                         137,147
FINANCE COMPANY 3.1%
AMERICAN GENERAL FINANCE CORP.
   5.09%, 06/27/06 (c)(d)                                30,000           30,067
COUNTRYWIDE FINANCIAL CORP.
   4.92%, 06/05/06 (c)(d)                                82,000           82,024
   5.72%, 07/03/06 (d)                                    7,500            7,514
GENERAL ELECTRIC CAPITAL CORP.
   4.44%, 06/02/06 (c)(d)                                37,900           37,189
   5.22%, 08/21/06 (c)(d)                                12,500           12,518
INTERNATIONAL LEASE FINANCE CORP.
   5.47%, 07/17/06 (d)                                   10,000           10,077
RESIDENTIAL CAPITAL CORP.
   6.17%, 07/17/06 (b)(d)                                32,650           32,545
                                                                     -----------
                                                                         211,934
INSURANCE 2.4%
AXA
   5.43%, 06/05/06 (b)(d)                                64,600           64,623
MARSH & MCLENNAN COS., INC.
   5.19%, 07/13/06 (d)                                   28,660           28,644
XLLIAC GLOBAL FUND
   5.02%, 06/02/06 (d)                                   22,500           22,538
ZFS FINANCE USA TRUST III
   6.06%, 06/15/06 (d)                                   45,000           45,072
                                                                     -----------
                                                                         160,877
REAL ESTATE INVESTMENT TRUST  1.2%
BRANDYWINE OPERATING PARTNERSHIP, LP
   5.41%, 07/01/06 (c)(d)                                30,000           30,025
DUKE REALTY CORP.
   5.20%, 06/22/06 (d)                                   18,265           18,285
HRPT PROPERTIES TRUST
   5.52%, 06/16/06 (d)                                    7,125            7,130
WESTFIELD CAPITAL CORP.
   5.45%, 08/02/06 (a)(d)                                23,500           23,570
                                                                     -----------
                                                                          79,010
                                                                     -----------
                                                                       1,281,921
INDUSTRIAL 20.4%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.2%
LYONDELL CHEMICAL CO.
   10.88%, 05/01/09                                       7,500            7,687
   11.13%, 07/15/12 (b)                                   6,900            7,625
                                                                     -----------
                                                                          15,312
CAPITAL GOODS 0.6%
BAE SYSTEMS HOLDINGS, INC.
   5.57%, 08/15/06 (c)(d)                                15,000           15,033
BOMBARDIER CAPITAL, INC.
   6.13%, 06/29/06 (c)                                   25,640           25,704
                                                                     -----------
                                                                          40,737
COMMUNICATIONS 7.1%
AIRGATE PCS, INC.
   8.83%, 07/15/06 (b)(c)(d)                             29,419           30,449
   9.38%, 09/01/09 (a)                                    6,156            6,364
   9.38%, 09/01/09 (b)(c)                                 5,475            5,728

SCHWAB YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)(c)                                13,948           14,959
   11.00%, 07/31/10 (b)(c)                               18,884           20,914
   12.00%, 07/31/09 (b)(c)                               25,083           26,964
AMERICA MOVIL SA DE CV
   5.74%, 07/27/06 (a)(c)(d)                             31,500           31,642
COX COMMUNICATIONS, INC.
   5.45%, 06/14/06 (c)(d)                                25,000           25,145
DEUTSCHE TELEKOM INTERNATIONAL
   FINANCE B.V.
   5.12%, 06/23/06 (c)(d)                                35,000           35,059
DIRECTV HOLDINGS/FINANCE
   8.38%, 03/15/13 (b)(c)                                10,400           11,063
ECHOSTAR DBS CORP.
   8.24%, 07/01/06 (d)                                   13,750           14,008
IWO HOLDINGS, INC.
   8.82%, 07/15/06 (b)(d)                                53,997           56,292
LIBERTY MEDIA CORP.
   6.41%, 06/15/06 (d)                                    5,898            5,922
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)                                   32,305           34,082
ROGERS WIRELESS, INC.
   8.04%, 06/15/06 (b)(d)                                25,763           26,697
SBC COMMUNICATIONS, INC.
   5.38%, 08/14/06 (d)                                   25,000           25,073
TCI COMMUNICATIONS FINANCING III
   9.65%, 03/31/27 (b)(c)                                41,718           44,653
TELECOM ITALIA CAPITAL SA
   5.63%, 08/01/06 (d)                                   10,000           10,066
UBIQUITEL OPERATING CO.
   9.88%, 03/01/11 (b)                                   23,500           25,791
US UNWIRED, INC.
   9.16%, 06/15/06 (b)(d)                                11,100           11,433
   10.00%, 06/15/12 (b)                                  19,080           21,393
                                                                     -----------
                                                                         483,697
CONSUMER CYCLICAL 9.0%
CAESARS ENTERTAINMENT, INC.
   8.50%, 11/15/06 (c)                                   10,800           10,935
   9.38%, 02/15/07                                       26,645           27,278
CENTEX CORP.
   7.12%, 07/10/06 (c)(d)                                15,325           15,421
CUMMINS, INC.
   9.50%, 12/01/10 (b)(c)                                29,335           31,162
D.R. HORTON, INC.
   8.50%, 04/15/12 (b)(c)                                69,968           74,084
DAIMLER-CHRYSLER N.A. HOLDINGS
   5.33%, 06/12/06 (d)                                   25,000           25,083
FORD MOTOR CREDIT CO.
   5.79%, 06/28/06 (d)                                   21,980           21,381
   7.20%, 06/15/07                                       24,577           24,447
   8.15%, 08/02/06 (d)                                   19,000           18,867
GENERAL MOTORS ACCEPTANCE CORP.
   5.97%, 07/17/06 (c)(d)                                26,350           26,099
   6.04%, 08/21/06 (c)(d)                                18,500           18,270
   6.15%, 04/05/07 (c)                                   22,000           21,703
GLOBAL CASH ACCESS LLC/GLOBAL CASH
   FINANCE CORP.
   8.75%, 03/15/12 (b)                                    5,000            5,338
GTECH HOLDINGS CORP.
   4.50%, 12/01/09                                       10,000            9,639
HOST MARRIOTT LP
   9.50%, 01/15/07 (c)                                   16,630           17,025
HYATT EQUITIES LLC
   6.88%, 06/15/07 (a)(c)                                 1,295            1,307
KB HOME
   7.75%, 02/01/10 (b)                                    9,495            9,706
   9.50%, 02/15/11 (c)                                   32,686           34,279
LENNAR CORP.
   5.68%, 06/19/06 (d)                                   23,005           23,051
MANDALAY RESORT GROUP
   10.25%, 08/01/07                                      12,330           12,977
MGM MIRAGE, INC.
   6.75%, 08/01/07 (c)                                    6,000            6,067
   6.75%, 02/01/08                                          300              305
   7.25%, 10/15/06                                        1,305            1,316
   9.75%, 06/01/07                                       12,880           13,379
ROYAL CARIBBEAN CRUISES LTD.
   6.75%, 03/15/08 (c)                                    4,255            4,312
RYLAND GROUP, INC.
   9.13%, 06/15/11 (b)(c)                                59,250           61,917
SCHULER HOMES
   10.50%, 07/15/11 (b)                                   3,795            4,009
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13                                        7,000            6,809
TOLL CORP.
   8.25%, 02/01/11 (c)                                   29,535           30,643
   8.25%, 12/01/11 (b)                                   22,420           23,513
UNITEDHEALTH GROUP, INC.
   4.92%, 06/02/06 (d)                                   35,000           34,960
                                                                     -----------
                                                                         615,282
CONSUMER NON-CYCLICAL 0.6%
EVANGELICAL LUTHERAN GOOD
SAMARITAN SOCIETY
   5.47%, 07/24/06 (d)                                    8,267            8,269

SCHWAB YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   5.76%, 08/24/06 (d)                                   20,065           20,075
STATER BROTHERS HOLDINGS INC.
   8.41%, 06/15/06 (b)(d)                                13,000           13,260
                                                                     -----------
                                                                          41,604
ENERGY 1.6%
DELEK & AVNER-YAM TETHYS LTD.
   6.25%, 08/01/06 (a)(c)(d)                             25,809           25,809
ENERGEN CORP.
   5.52%, 08/15/06 (d)                                    9,900            9,918
HUSKY OIL LTD.
   8.90%, 08/15/08 (b)(c)(d)                             27,122           28,781
KERR-MCGEE CORP.
   5.88%, 09/15/06 (c)                                   30,670           30,828
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13                                       13,535           14,879
                                                                     -----------
                                                                         110,215
TECHNOLOGY 0.7%
FREESCALE SEMICONDUCTOR, INC.
   7.82%, 07/15/06 (b)(d)                                31,100           31,877
SUN MICROSYSTEMS, INC.
   7.50%, 08/15/06                                       16,203           16,350
                                                                     -----------
                                                                          48,227
TRANSPORTATION 0.6%
CSX CORP.
   5.43%, 08/03/06 (c)(d)                                20,730           20,738
ERAC USA FINANCE CO.
   5.40%, 07/31/06 (a)(d)                                 7,000            7,008
YELLOW ROADWAY CORP.
   6.55%, 08/15/06 (b)(d)                                15,000           15,086
                                                                     -----------
                                                                          42,832
                                                                     -----------
                                                                       1,397,906
UTILITIES 3.4%
--------------------------------------------------------------------------------
ELECTRIC 2.5%
DOMINION RESOURCES, INC.
   5.26%, 06/28/06 (c)(d)                                22,000           22,030
ENTERGY GULF STATES
   5.22%, 06/01/06 (b)(c)(d)                             34,275           33,947
   5.61%, 06/08/06 (a)(b)(d)                              7,000            7,012
NEVADA POWER CO.
   9.00%, 08/15/13 (b)                                    2,060            2,262
   10.88%, 10/15/09                                      28,647           30,801
NORTHWESTERN CORP.
   7.30%, 12/01/06 (a)                                   11,000           11,120
SOUTHERN CALIFORNIA EDISON
   4.97%, 06/13/06 (b)(d)                                50,000           50,026
TECO ENERGY, INC.
   7.15%, 08/01/06 (b)(d)                                14,070           14,457
                                                                     -----------
                                                                         171,655
NATURAL GAS 0.9%
ATMOS ENERGY CORP.
   5.44%, 07/15/06 (c)(d)                                15,000           15,022
NISOURCE FINANCE CORP.
   5.76%, 08/23/06 (b)(d)                                32,720           32,795
WILLIAMS COS., INC.
   6.99%, 07/03/06 (a)(d)                                13,000           13,325
                                                                     -----------
                                                                          61,142
                                                                     -----------
                                                                         232,797
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $2,909,373)                                                      2,912,624
                                                                     -----------
ASSET-BACKED OBLIGATIONS 24.0% OF NET ASSETS

ABSC NIMS TRUST
Series 2004-HE8 Class A1
   5.00%, 12/25/34 (c)                                    2,579            2,545
Series 2004-HE7 Class A1
   5.00%, 10/27/34 (c)                                    1,265            1,257
Series 2004-HE5 Class A1
   5.00%, 08/27/34 (c)                                      894              893
Series 2004-HE5 Class A2
   7.00%, 08/27/34                                        2,000            1,989
Series 2004-HE3 Class A1
   5.00%, 06/25/34 (c)                                      607              604
Series 2004-HE2 Class A1
   6.75%, 04/25/34 (c)                                      203              203
ACE SECURITIES CORP.
Series 2004-FM1 Class M1
   5.68%, 06/25/06 (c)(d)                                 9,166            9,208
Series 2002-HE1 Class M2
   6.28%, 06/25/06 (c)(d)                                 2,568            2,591
Series 2002-HE3 Class M2
   7.28%, 06/25/06 (c)(d)                                15,000           15,052
Series 2003-HS1 Class M3
   7.58%, 06/25/06 (c)(d)                                 4,081            4,149
AEGIS ASSET BACKED SECURITIES TRUST
Series 2004-5
   5.00%, 12/25/34 (c)                                    3,407            3,381
AMERIQUEST FINANCE NIM TRUST
Series 2004-RN9 Class N1
   4.80%, 11/25/34 (c)                                      543              542
Series 2004-RN5 Class A
   5.19%, 06/25/34 (c)                                      186              185

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
AMERIQUEST MORTGAGE SECURITIES,
INC.
Series 2004-R10 Class M1
   5.78%, 06/25/06 (c)(d)                                10,550           10,622
Series 2004-R10 Class M6
   6.45%, 06/25/06 (c)(d)                                 7,050            7,179
Series 2003-LA1 Class M2
   6.73%, 06/25/06 (c)(d)                                 2,174            2,175
Series 2003-R10 Class M7
   6.88%, 06/25/06 (c)(d)                                 6,900            7,018
Series 2003-6 Class M2
   6.93%, 06/25/06 (c)(d)                                 5,000            5,082
Series 2004-R10 Class M8
   7.08%, 06/25/06 (c)(d)                                 1,950            1,980
Series 2003-AR2 Class M2
   7.11%, 06/25/06 (c)(d)                                 5,000            5,033
Series 2003-AR3 Class M2
   7.13%, 06/25/06 (c)(d)                                 5,000            5,059
ARGENT NIM TRUST
Series 2004-WN3 Class A
   5.93%, 03/25/34 (c)                                       12               12
ARGENT SECURITIES, INC.
Series 2003-W9 Class M2
   6.80%, 06/25/06 (c)(d)                                19,695           20,006
Series 2003-W7 Class M2
   6.83%, 06/25/06 (c)(d)                                15,750           15,977
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
   6.26%, 10/10/06 (c)(d)                                53,600           53,532
ASSET BACKED FUNDING CERTIFICATES
Series 2004-OPT2 Class M2
   6.08%, 06/25/06 (c)(d)                                11,676           11,782
Series 2004-HE1 Class M2
   6.23%, 06/25/06 (c)(d)                                13,000           13,237
Series 2004-HE1 Class M8
   8.58%, 06/25/06 (c)(d)                                 4,022            3,839
ASSET BACKED FUNDING CORP.
Class N1
   4.45%, 09/26/34 (c)                                      848              847
Series 2004-OPT2 Class M1
   5.63%, 06/25/06 (c)(d)                                16,969           17,047
Series 2003-AHL1 Class M1
   5.93%, 06/25/06 (c)(d)                                 7,500            7,584
Series 2003-OPT1 Class M2
   6.63%, 06/25/06 (c)(d)                                 5,000            5,042
ASSET BACKED SECURITIES CORP. HOME
EQUITY
Series 2003-HE7 Class M1
   5.73%, 06/15/06 (c)(d)                                 7,000            7,065
Series 2002-H33 Class M2
   6.63%, 06/15/06 (c)(d)                                 6,126            6,144
Series 2001-HE3 Class M2
   6.66%, 06/15/06 (c)(d)                                 1,109            1,110
Series 2003-HE2 Class M2
   6.98%, 06/15/06 (c)(d)                                 4,460            4,477
Series 2003-HE2 Class M3
   7.33%, 06/15/06 (c)(d)                                 2,553            2,565
Series 2003-HE1 Class M2
   7.43%, 06/15/06 (c)(d)                                15,000           15,247
BANC OF AMERICA FUNDING CORP.
Series 2006-2 Class 2A17
   5.75%, 03/25/36 (c)                                   97,854           96,294
Series 2004-3 Class 2A2
   5.00%, 09/25/19 (c)                                   14,707           14,119
Series 2004-A Class 4A1
   5.82%, 06/20/06 (c)(d)                                 8,831            9,011
BEAR STEARNS ASSET BACKED
SECURITIES, INC.
Series 2004-HE6 Class M1
   5.65%, 06/25/06 (c)(d)                                12,411           12,471
Series 1999-1 Class MV1
   6.06%, 06/25/06 (c)(d)                                 5,152            5,196
CAPITAL ONE MULTI-ASSET EXECUTION
TRUST
Series 2003-B6 Class B6
   5.61%, 06/15/06 (c)(d)                                20,000           20,181
Series 2003-C1 Class C
   7.63%, 06/15/06 (d)                                    3,500            3,642
CAPITAL ONE PRIME AUTO RECEIVABLES
   TRUST
Series 2004-2 Class B
   3.95%, 05/16/11 (c)                                   13,673           13,372
CARSS FINANCE LTD. PARTNERSHIP
Series 2004-A Class B2
   6.03%, 06/15/06 (d)                                    1,796            1,801
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE4 Class M1
   5.73%, 06/25/06 (c)(d)                                 6,000            6,034
Series 2003-HE1 Class M1
   5.98%, 06/25/06 (c)(d)                                17,251           17,300
Series 2003-HE4 Class M2
   6.73%, 06/25/06 (c)(d)                                 4,000            4,078
Series 2003-HE2 Class M2
   6.98%, 06/25/06 (c)(d)                                 5,300            5,349
CENTEX HOME EQUITY
Series 2004-2 Class M1

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   5.72%, 06/25/06 (d)                                    8,750            8,839
Series 2003-B Class Mi
   5.78%, 06/25/06 (c)(d)                                19,000           19,097
Series 2003-B Class M2
   6.78%, 06/25/06 (d)                                    6,500            6,573
CHASE FUNDING MORTGAGE LOAN
   ASSET-BACKED
Series 2001-3 Class 2M2
   6.55%, 06/25/06 (d)                                      623              624
CIT MARINE TRUST
Series 1999-A Class A4
   6.25%, 11/15/19 (c)                                    2,005            2,008
COUNTRYWIDE ASSET-BACKED
CERTIFICATES
Series 2005-2N Class N
   4.50%, 08/25/36                                          679              670
Series 2004-14N Class N
   5.00%, 06/25/36 (c)                                    1,739            1,719
Series 2004-2N Class N1
   5.00%, 02/25/35 (c)                                      401              397
Series 2003-2 Class M2
   6.62%, 06/26/06 (d)                                      478              480
Series 2004-6 Class M2
   5.73%, 06/25/06 (c)(d)                                15,000           15,128
Series 2002-6 Class M1
   6.18%, 06/25/06 (d)                                    2,342            2,349
Series 2002-6 Class M2
   7.18%, 06/25/06 (d)                                    1,470            1,487
DISTRIBUTION FINANCIAL SERVICES
   TRUST
Series 2001-1 Class D
   7.73%, 11/15/22 (c)                                    8,250            7,888
FIELDSTONE MORTGAGE
   INVESTMENT CORP.
Series 2004-2 Class M3
   6.48%, 06/25/06 (d)                                    2,000            2,001
FINANCE AMERICA MORTGAGE
   LOAN TRUST
Series 2004-3 Class M1
   5.66%, 06/25/06 (d)                                   13,600           13,722
Series 2004-1 Class M4
   5.93%, 06/25/06 (d)                                    4,000            4,048
Series 2004-2 Class M6
   6.48%, 06/25/06 (d)                                    3,000            3,046
FIRST ALLIANCE MORTGAGE LOAN
   TRUST
Series 1998-3 Class A4
   5.58%, 06/20/06 (d)                                      162              162
FIRST FRANKLIN MORTGAGE LOAN
   ASSET
BACKED CERTIFICATES
Series 2003-FF3 Class M4
   8.33%, 06/25/06 (d)                                    5,208            5,262
Series 1997-FF3 Class M1
   5.71%, 06/20/06 (d)                                      313              313
FIRST FRANKLIN NIM TRUST
Class N1
   4.45%, 11/26/34                                          174              174
Series 2004-FF8AC
   5.25%, 10/25/34 (a)                                    1,670            1,669
FREMONT HOME LOAN TRUST
Series 2003-B Class M1
   5.78%, 06/25/06 (d)                                   20,000           20,234
Series 2004-A Class M2
   6.23%, 06/25/06 (d)                                    5,000            5,045
Series 2003-B Class M2
   6.70%, 06/25/06 (d)                                   13,000           13,265
Series 2003-A Class M2
   6.81%, 06/25/06 (d)                                    7,000            7,020
FREMONT NIM TRUST
Series 2005-A
   3.75%, 01/25/35 (a)(c)                                 3,240            3,222
Series 2004-D Class N1
   4.50%, 11/25/34 (c)                                      673              672
GALENA CDO I (CAYMAN NO. 1) LTD.
   5.55%, 07/11/06 (a)(c)(d)                              5,000            4,989
GSAMP TRUST
Series 2005-HE2 Class N
   5.00%, 03/25/35 (c)                                   10,504           10,408
HOME EQUITY ASSET TRUST
Series 2004-8 Class M1
   5.66%, 06/25/06 (d)                                   22,000           22,261
HOME EQUITY MORTGAGE TRUST
Series 2003-7 Class M2
   6.78%, 06/25/06 (d)                                    2,472            2,479
Series 2003-5 Class M2
   6.88%, 06/25/06 (d)                                    1,495            1,499
INDYMAC HOME EQUITY LOAN
ASSET-BACKED TRUST
Series 2004-B
   5.68%, 11/25/34                                          452              452
Series 2004-B Class M4
   6.23%, 06/25/06 (d)                                   14,500           14,787
IRWIN HOME EQUITY
Series 2003-1 Class M2
   7.08%, 06/25/06 (d)                                    3,936            4,014
LONG BEACH ASSET HOLDINGS,
   CORP.
Series 2004-6 Class N1
   4.50%, 11/25/34                                          322              322
LONG BEACH MORTGAGE LOAN
   TRUST

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
Series 2003-2 Class M1
   5.90%, 06/25/06 (d)                                    7,402            7,427
Series 2004-1 Class M6
   6.48%, 06/25/06 (d)                                    8,000            8,090
Series 2003-4 Class M3
   7.23%, 06/25/06 (d)                                      300              303
Series 2003-2 Class M3
   7.33%, 06/25/06 (d)                                    1,596            1,603
MAIN STREET WAREHOUSE FUNDING TRUST
Series 2004-MSD
   7.38%, 06/25/06 (d)                                   18,575           18,593
MASTER ASSET BACKED SECURITIES
TRUST
Series 2003-WMC2 Class M1
   5.78%, 06/25/06 (d)                                    1,047            1,050
Series 2003-OPT1 Class M2
   6.93%, 06/25/06 (d)                                   12,500           12,614
Series 2002-OPT1 Class M2
   7.03%, 06/25/06 (d)                                   10,000           10,068
MBNA MASTER CREDIT CARD TRUST
Series 2003-3 Class B
   5.46%, 06/15/06 (d)                                   14,662           14,744
Series 2000-H Class B
   5.68%, 06/15/06 (d)                                   14,500           14,685
Series 1999-L Class C
   6.16%, 06/15/06 (d)                                    8,000            8,033
Series 2003-3 Class C
   6.43%, 06/15/06 (d)                                   11,000           11,203
MERRILL LYNCH MORTGAGE
   INVESTORS, INC.
Series 2005-WM1N Class N1
   5.00%, 09/25/35                                        2,134            2,120
Series 2003-WMC3 Class M3
   6.73%, 06/25/06 (d)                                    1,666            1,671
Series 2003-WMC3 Class M4
   6.96%, 06/25/06 (d)                                    3,213            3,228
MMCA AUTOMOBILE TRUST
Series 2002-5 Class C
   7.23%, 06/15/06 (d)                                      439              440
MORGAN STANLEY ABS CAPITAL I
Series 2004-HE8 Class M1
   5.72%, 06/25/06 (d)                                   19,810           20,000
Series 2003-HE3 Class M1
   5.76%, 06/25/06 (d)                                    9,403            9,499
Series 2003-NC6 Class M1
   5.88%, 06/25/06 (d)                                   15,223           15,363
Series 2004-HE9 Class M4
   6.08%, 06/25/06 (d)                                   15,000           15,152
Series 2004-HE1 Class B2
   6.98%, 06/25/06 (d)                                    6,000            6,004
MORGAN STANLEY AUTO LOAN
   TRUST
Series 2004-HB2 Class C
   3.24%, 03/15/12                                        1,703            1,664
Series 2004-HB4 Class D
   3.82%, 03/15/12                                            3                3
Series HB1 Class C
   2.88%, 10/15/11                                        4,149            4,074
Series 2003-HB1 Class B
   2.22%, 04/15/11                                        2,189            2,158
NEW CENTURY HOME EQUITY LOAN
   TRUST
Series 2004-3 Class M1
   5.70%, 06/25/06 (d)                                   14,000           14,104
Series 2003-3 Class M3
   7.46%, 06/25/06 (d)                                    7,686            7,781
NOVASTAR HOME EQUITY LOAN
Series 2005-1 Class M4
   5.76%, 06/25/06 (d)                                    8,000            8,073
Series 2003-4 Class M1
   5.79%, 06/25/06 (d)                                   20,000           20,158
Series 2003-3 Class M1
   5.83%, 06/25/06 (d)                                   23,000           23,161
Series 2003-2 Class M1
   5.83%, 06/25/06 (d)                                   15,720           15,794
Series 2003-3 Class M2
   6.73%, 06/25/06 (d)                                   10,000           10,121
Series 2004-4 Class B1
   6.78%, 06/25/06 (d)                                   10,000           10,140
Series 2003-1 Class M2
   7.08%, 06/25/06 (d)                                   13,000           13,074
NOVASTAR NIM TRUST
Series 2005-N1
   4.78%, 10/26/35 (a)                                    4,671            4,652
Series 2004-N3
   3.97%, 03/25/35 (a)                                    1,008            1,006
ODIN CDO I (CAYMAN ISLANDS) LTD.
Class B1U5
   5.97%, 10/11/06 (a)(d)                                20,000           20,068
OPTEUM NIM TRUST
Series 2005-1
   6.00%, 02/25/35 (a)                                      356              355
OPTION ONE MORTGAGE LOAN
   TRUST
Series 2004-2 Class M1
   5.61%, 06/25/06 (d)                                    7,000            7,049

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
Series 2003-2 Class M1
   5.73%, 06/25/06 (d)                                   15,000           15,043
Series 2003-1 Class M1
   5.98%, 06/25/06 (d)                                   18,000           18,095
Series 2004-1 Class M2
   6.18%, 06/25/06 (d)                                    3,800            3,841
Series 2004-1 Class M3
   6.43%, 06/25/06 (d)                                    5,000            5,041
Series 2002-6 Class M2
   6.78%, 06/25/06 (d)                                       61               62
Series 2003-1 Class M2
   7.03%, 06/25/06 (d)                                      373              375
Series 2002-2 Class M3
   7.86%, 06/25/06 (d)                                       23               23
OPTION ONE MORTGAGE SECURITIES
   CORP NIM TRUST
Series 2005-3A Class N1
   5.44%, 08/26/35                                        9,074            8,995
OVERTURE CDO (JERSEY) LTD.
Class B1
   5.78%, 07/08/06 (d)                                    1,700            1,695
PARK PLACE SECURITIES NIM TRUST
Series 2004-WHQ2 Class B
   5.00%, 02/25/35                                        6,373            6,349
PARK PLACE SECURITIES, INC.
Series 2004-MHQ1 Class M1
   5.78%, 06/25/06 (d)                                   15,000           15,177
RESIDENTIAL ASSET SECURITIES CORP.
Series 2003-KS1 Class A2
   5.45%, 06/25/06 (d)                                       33               33
Series 2004-KS2 Class M22
   6.08%, 06/25/06 (d)                                    9,000            9,112
Series 2003-KS6 Class M2
   6.58%, 06/25/06 (d)                                   15,300           15,447
RESIDENTIAL ASSET SECURITIES
   NIM CORP.
Series 2005-1
   4.00%, 02/25/35 (a)                                    3,276            3,258
RYDER VEHICLE LEASE TRUST
Series 2001-A Class B
   6.75%, 03/15/12                                       10,000           10,016
SAIL NET INTEREST MARGIN NOTES
Series 2005-3 Class A
   4.75%, 04/27/35                                        2,038            2,024
Series 2005-1 Class A
   4.25%, 02/27/35 (a)                                    2,098            2,087
Series 2004-A Class A
   4.50%, 10/27/34                                        1,167            1,164
Series 2003-12 Class A
   7.35%, 11/27/33                                           25               24
SAKS CREDIT CARD MASTER TRUST
Series 2001-2 Class B
   5.73%, 06/15/06 (d)                                    3,000            2,997
SAXON ASSET SECURITIES TRUST
Series 2004-1 Class M2
   6.21%, 06/25/06 (d)                                   12,750           12,839
SECURITIZED ASSET BACKED NIM
   TRUST
Series 2004-DO2
   5.50%, 09/25/34                                        1,021            1,017
Series 2004-OP2 Class N
   5.50%, 08/25/34                                          859              857
SHARPS SP I L.L.C. NET INTEREST
MARGIN TRUST
Series 2004-RM2N Class NA
   4.00%, 01/25/35                                        1,732            1,726
Series 2004-HE4N Class NA
   3.75%, 12/25/34                                        2,336            2,330
Series 2004-HE3N Class NA
   5.19%, 11/25/34 (a)                                    2,466            2,456
Series 2004-HE2N Class NA
   5.43%, 10/25/34                                          655              652
SPECIALTY UNDERWRITING &
   RESIDENTIAL FINANCE
Series 2004-BC1 Class M1
   5.59%, 06/25/06 (d)                                   15,000           15,103
STRUCTURED ASSET INVESTMENT
   LOAN TRUST
Series 2003-BC7 Class M2
   6.83%, 06/25/06 (d)                                   10,333           10,372
STRUCTURED ASSET SECURITIES
   CORP.
Series 2004-7 Class 3A1
   5.50%, 05/25/19                                       20,599           20,161
Series 2003-1 Class 3A1
   5.35%, 02/25/18                                       18,790           18,360
Series 2004-S2 Class M2
   5.68%, 06/25/06 (d)                                   14,888           14,907
Series 2002-BC1 Class M2
   6.18%, 06/25/06 (d)                                    2,653            2,663
Series 2002-BC1 Class B
   7.13%, 06/25/06 (d)                                      489              490
Series 2002-BC2 Class M2
   7.33%, 06/25/06 (d)                                   18,000           18,090
STUDENT LOAN TRUST
Series 2000-A Class A2
   5.32%, 07/28/06 (d)                                   11,046           11,102
Series 2005-8 Class A1
   5.10%, 07/25/06 (d)                                   81,069           81,117
Series 2005-7 Class A1
   5.10%, 07/25/06 (d)                                   25,470           25,450

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
Series 2005-3 Class A2
   5.10%, 07/25/06 (d)                                   10,000            9,948
Series 2004-9 Class A3
   5.19%, 07/25/06 (d)                                   15,000           15,038
Series 2002-1 Class A2
   5.21%, 07/25/06 (d)                                    3,534            3,545
Series 2004-3 Class A4
   5.23%, 07/25/06 (d)                                   47,500           47,684
Series 2004-9 Class A4
   5.23%, 07/25/06 (d)                                   62,000           62,241
Series 2001-1 Class A2L
   5.25%, 07/25/06 (d)                                    2,070            2,076
Series 2000-3 Class A2L
   5.29%, 07/25/06 (d)                                    5,024            5,043
Series 2000-2 Class A2L
   5.30%, 07/25/06 (d)                                    4,347            4,361
Series 2003-9 Class A4
   5.11%, 06/15/06 (d)                                   72,174           72,537
WFS FINANCIAL OWNER TRUST
Class C
   3.21%, 05/17/12                                        7,066            6,882
   3.60%, 02/17/12                                        6,466            6,327
Series 2004-3
   4.07%, 02/17/12                                          999              985
Class C
   3.20%, 11/21/11                                        5,017            4,919
Series 2004-1 Class C
   2.49%, 08/22/11                                        2,446            2,383
Class A4
   2.81%, 08/22/11                                        1,000              975
WHOLE AUTO LOAN TRUST
Series 2003-1 Class B
   2.24%, 03/15/10                                        4,856            4,805
TOTAL ASSET-BACKED OBLIGATIONS
(COST $1,643,814)                                                      1,645,057
                                                                     -----------
MORTGAGE BACKED SECURITIES 27.9% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 24.2%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
Series 2003-H7 Class A2
   5.00%, 07/25/18 (c)                                      228              221
BANC OF AMERICA ALTERNATIVE LOAN
TRUST
Series 2004-1 Class 4A1
   4.75%, 02/25/19 (c)                                   17,570           16,796
Series 2005-5  Class 3 CB1
   6.00%, 06/25/35 (c)                                   19,316           19,077
Series 2006-4 Class 1A3
   6.00%, 05/25/36                                       43,459           43,061
BANC OF AMERICA MORTGAGE
SECURITIES
Series 2003-D Class 2A2
   3.60%, 06/01/06 (c)(d)                                 3,228            3,116
Series 2003-C Class 2A1
   3.93%, 06/01/06 (c)                                    3,427            3,363
Series 2004-L Class 1A2
   4.09%, 06/01/06 (c)                                   11,773           11,657
Series 2004-A Class 2A2
   4.12%, 06/01/06 (c)                                   17,450           16,980
Series 2004-J Class 2A
   4.78%, 06/01/06 (c)                                   25,407           24,838
Series 2002-J Class A2
   4.88%, 06/01/06 (c)(d)                                 1,479            1,474
Series 2003-5 Class 2A1
   5.00%, 07/25/18 (c)                                   10,333            9,913
Series 2003-7 Class A3
   5.00%, 09/25/18 (c)                                   14,027           13,554
Series 2003-8 Class 2A5
   5.00%, 11/25/18 (c)                                   10,652           10,283
Series 2004-7 Class 7A1
   5.00%, 08/25/19 (c)                                   60,450           58,108
Series 2005-5 Class 2A1
   5.00%, 06/25/20 (b)(c)                                64,022           61,421
BEAR STEARNS ADJUSTABLE RATE
   MORTGAGE
Series 2004-3 Class 4A
   4.91%, 06/01/06 (c)(d)                                79,297           75,680
CENDANT MORTGAGE CORP.
Series 2003-4 Class 2A1
   5.00%, 05/25/33 (c)                                    6,802            6,537
CHASE MORTGAGE FINANCE CORP.
Series 2003-S10 Class A1
   4.75%, 11/25/18 (c)                                   27,509           26,168
Series 2003-S2 Class A1
   5.00%, 03/25/18 (c)                                   21,270           20,700
Series 2004-S1 Class A1
   5.00%, 02/25/19 (c)                                  100,387           96,979
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-86CB Class A4
   5.50%, 02/25/36 (c)                                   70,362           69,092
Series 2005-J1 Class 3A1
   6.50%, 08/25/32 (c)                                    5,875            5,886
COUNTRYWIDE HOME LOANS
Series 2003-HYB1  Class 1A1
   3.71%, 06/19/06 (c)(d)                                 3,260            3,187
Series 2004-HYB5 Class 3A1

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   4.65%, 06/01/06 (c)(d)                                38,263           38,037
CREDIT SUISSE FIRST BOSTON
MORTGAGE SECURITIES CORP.
Series 2004-AR7 Class 2A1
   4.73%, 06/01/06 (c)(d)                                19,312           18,949
Series 2002-FTB1 Class IIA1
   5.40%, 06/01/06 (c)(d)                                 2,056            2,042
Series 2002-AR28 Class 1A2
   6.25%, 06/25/06 (c)(d)                                   604              611
Series 2003-AR9  Class 1A1
   6.27%, 06/25/06 (c)(d)                                   688              699
CROWN CASTLE TOWERS LLC
Series 2005-1 Class AB
   4.88%, 06/15/35 (c)                                   11,000           10,625
Series 2005-1A Class AFL1
   5.46%, 06/15/06 (d)                                   14,480           14,565
DEUTSCHE ALT A SECS, INC.
Series 2005-6 Class LA3
   5.50%, 12/25/35                                       38,943           38,348
FIFTH THIRD MORTGAGE LOAN TRUST
Series 2002-FTB1
   5.93%, 06/01/06 (d)                                    1,135            1,147
FIRST HORIZON ALTERNATIVE MORTGAGE
   SECURITIES
Series 2006-FA1 Class 1A3
   5.75%, 04/25/36                                       45,907           45,109
GSR MORTGAGE LOAN TRUST
Series 2004-7 Class 1A2
   3.40%, 06/01/06 (c)(d)                                 6,964            6,791
Series 2004-9 Class 5A1
   3.40%, 06/01/06 (d)                                    7,466            7,435
IMPAC CMB TRUST
Series 2003-10 Class 1A
   5.43%, 06/25/06 (d)                                    2,897            2,900
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2004-AR1 Class AX1
   0.80%, 04/25/34                                      176,958            1,341
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36                                       29,502           29,483
JP MORGAN MORTGAGE TRUST
Series 2004-S1 Class 1A7
   5.00%, 09/25/19                                       58,231           55,974
Series 2006-A2 Class 3A1
   5.69%, 06/01/06 (d)                                   99,777           97,595
MASTER ASSET SECURITIZATION TRUST
Series 2003-5 Class 2A1
   5.00%, 06/25/18                                       11,104           10,751
Series 2006-1 Class 4A1
   5.75%, 02/25/21                                       29,818           29,617
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-5 Class 3A4
   4.44%, 06/01/06 (d)                                    6,706            6,596
Series 2004-8AR Class 3A
   4.95%, 06/01/06 (d)                                   10,722           10,715
Series 2004-8AR Class 4A1
   5.39%, 06/01/06 (d)                                    5,390            5,348
Series 2005-2AR Class B1
   5.58%, 06/25/06 (d)                                   28,257           28,347
Series 2004-9 Class 4A
   5.61%, 06/01/06 (d)                                      261              259
Series 2004-9 Class 2A
   6.40%, 06/01/06 (d)                                   11,089           11,082
Class 2006-2 Class 6A
   6.50%, 02/25/36                                       14,656           14,738
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2004-QA3 Class NBII
   4.47%, 06/01/06 (d)                                    5,592            5,390
Series 2004-QS16 Class 2A1
   5.00%, 12/25/19                                       32,683           31,416
Series 2002-QS18 Class A1
   5.50%, 12/25/17                                       67,327           66,085
RESIDENTIAL ASSET MORTGAGE
   PRODUCTS, INC.
Series 2005-SL1 Class A4
   6.00%, 05/25/32                                       14,826           14,548
RESIDENTIAL ASSET SECURITIZATION
TRUST
Series 2004-A6 Class A1
   5.00%, 08/25/19                                       24,737           23,771
Series 2005-A6CB Class A1
   5.50%, 06/25/35                                      112,906          111,246
Series 2006-A1 Class 3A2
   6.00%, 04/25/36                                       66,167           65,598
SEQUOIA MORTGAGE TRUST (INTEREST
   ONLY)
Series 2003-8 Class X1
   0.51%, 06/01/06 (d)                                  128,495              811
THORNBURG MORTGAGE SECURITIES TRUST
Series 2004-1 Class II21
   3.32%, 06/01/06 (d)                                   17,148           16,433
WASHINGTON MUTUAL
Series 2003-AR8 Class A
   4.03%, 06/01/06 (d)                                    6,730            6,550
Series 2003-AR1 Class A6
   4.48%, 06/01/06 (d)                                    1,646            1,615
Series 2002-AR19 Class A7

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   4.68%, 06/01/06 (d)                                    3,062            3,018
Series 2003-S8 Class A2
   5.00%, 09/25/18                                       13,602           13,226
Series 2003-S10 Class A2
   5.00%, 10/25/18                                       49,055           47,640
Series 2003-S12 Class 3A
   5.00%, 11/25/18                                       52,654           50,876
WELLS FARGO MORTGAGE BACKED
   SECURITIES TRUST
Series 2004-T Class A1
   3.45%, 06/01/06 (d)                                   14,847           14,854
Series 2004-S Class A5
   3.54%, 06/01/06 (d)                                   19,500           18,525
Series 2004-EE Class 2A1
   3.99%, 06/01/06 (d)                                   16,182           15,702
Class IIA1
   4.62%, 06/01/06 (d)                                   22,358           21,354
Series 2004-K Class 2A5
   4.73%, 06/01/06 (d)                                   15,169           14,877
Series 2003-16 Class 1A1
   4.75%, 12/29/10                                        9,754            9,340
Series 2003 Class LIA2
   4.75%, 06/01/06 (d)                                   11,438           10,966
                                                                     -----------
                                                                       1,651,036
COMMERCIAL MORTGAGE BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1
   5.38%, 06/22/06 (c)(d)                                10,000            9,981
GLOBAL SIGNAL TRUST III
Series 2004-2 Class C
   4.70%, 12/15/14                                        7,000            6,778
Series 2006-1 Class A1
   5.12%, 06/15/06 (a)                                   44,000           44,023
                                                                     -----------
                                                                          60,782
U.S. GOVERNMENT AGENCY MORTGAGES 2.8%
--------------------------------------------------------------------------------
FANNIE MAE
   3.95%, 06/01/06 (d)                                   17,285           16,627
   4.00%, 06/01/06 (d)                                   15,330           14,860
   4.00%, 09/25/31                                        4,651            4,376
   4.75%, 06/01/06 (d)                                   15,700           15,486
   4.83%, 06/01/06 (d)                                      208              214
   4.92%, 06/01/06 (d)                                   22,546           22,365
   4.97%, 06/01/06 (d)                                      209              214
   5.00%, 06/25/18                                       20,215            2,572
   5.24%, 06/01/06 (c)(d)                                 7,611            7,581
   5.25%, 06/01/06 (d)                                      296              303
   5.36%, 06/01/06 (c)(d)                                 4,744            4,664
   5.43%, 09/01/06 (d)                                    2,361            2,361
   5.88%, 05/25/33                                        2,013            1,929
   5.99%, 06/01/06 (d)                                      211              217
   6.00%, 03/25/17                                       18,371           18,509
   6.00%, 04/01/17 (c)                                    5,844            5,885
   6.01%, 06/01/06 (c)(d)                                   687              702
   6.06%, 06/01/06 (d)                                      339              350
   6.12%, 07/01/06 (d)                                      237              245
   6.50%, 04/01/08 to 01/01/18 (c)                        6,968            7,042
   6.50%, 12/01/11 to 10/01/19                           24,310           24,660
   6.56%, 06/01/06 (d)                                    1,010            1,024
   7.00%, 07/01/34 to 09/01/34                           12,436           12,749
FEDERAL HOME LOAN MORTGAGE CORP.
   2.61%, 06/01/06                                           17               16
   2.84%, 02/15/10                                           63               63
FREDDIE MAC
   5.31%, 06/01/06 (d)                                      882              905
   5.48%, 11/01/10 (c)(d)                                25,327           25,292
   5.50%, 08/01/11 (c)                                      615              608
   6.00%, 05/01/08 (c)                                      130              130
   6.11%, 06/01/06 (c)(d)                                 1,084            1,098
   6.24%, 06/01/06 (d)                                      725              739
   9.30%, 11/15/20                                          424              423
                                                                     -----------
                                                                         194,209
TOTAL MORTGAGE BACKED SECURITIES
(COST $1,945,447)                                                      1,906,027
                                                                     -----------
U.S. GOVERNMENT SECURITIES 0.1% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.57%, 06/22/06                                        1,000              997
   4.58%, 07/13/06                                        1,000              995
   4.64%, 07/13/06                                        1,000              995
   4.64%, 07/20/06                                        1,500            1,490
   4.69%, 08/24/06                                        1,000              989
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $5,466)                                                              5,466
                                                                     -----------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.9% OF NET ASSETS

ATLANTIS TWO FUNDING CORP.
   5.10%, 06/01/06                                       32,002           32,002
COX ENTERPRISES, INC.
   5.10%, 06/01/06                                      128,700          128,700

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
CVS CORP.
   5.10%, 06/12/06                                       16,200           16,175
VIACOM, INC.
   5.25%, 06/06/06                                       23,900           23,882
TOTAL COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS
(COST $200,759)                                                          200,759
                                                                     -----------

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)

PREFERRED STOCK 3.1% OF NET ASSETS

ABN AMRO NORTH AMERICAN CAPITAL
   FUNDING (a)(b)(c)*                                   285,000           29,020
BBVA PREFERRED CAPITAL LTD. (b)(c)*                     127,599            3,195
FANNIE MAE, SERIES J (b)                              1,643,800           82,109
FANNIE MAE, SERIES K                                    541,300           27,038
SG PREFERRED CAPITAL II (b)*                            100,000           10,777
SLM CORP. (b)                                           170,000           17,386
WOODBOURNE PASSTHRU TRUST (a)(b)*                       400,000           40,193
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $208,111)                                                          209,718
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

OTHER INVESTMENT COMPANIES 0.0% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
   LENDING PRIME PORTFOLIO
                                                          1,234            1,234

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $6,914,763, and the unrealized appreciation and depreciation were $18,642 and ($52,520), respectively, with a net unrealized depreciation of ($33,878).

In addition to the above, the fund held the following at 5/31/06. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS

FUTURES CONTRACTS

2 YEARS, SHORT, U.S.
   TREASURY NOTES expires
   09/29/06                                (2,970)       603,560             865
5 YEARS, SHORT, U.S.
   TREASURY NOTES expires
   09/29/06                               (10,395)     1,077,019           3,165
                                                                     -----------
                                                                           4,030
                                                                     -----------

NOTES TO PORTFOLIO HOLDINGS

*   Non-income producing security
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $516,174,000 or 7.7% of net assets.
(b) Callable security
(c) All or a portion of this security is held as collateral for future contract, short sale and delayed-delivery security
(d) Variable-rate security

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.3%  MORTGAGE BACKED                                   37,834          36,792
        SECURITIES

  0.5%  ASSET-BACKED                                         199             198
        OBLIGATIONS

   --%  U.S. GOVERNMENT                                       10              10
        SECURITIES

  5.8%  COMMERCIAL PAPER                                   2,199           2,199
        & OTHER CORPORATE
        OBLIGATIONS

  0.7%  OTHER INVESTMENT                                     250             250
        COMPANIES
--------------------------------------------------------------------------------
104.3%  TOTAL INVESTMENTS                                 40,492          39,449

(4.3)%  OTHER ASSETS AND
        LIABILITIES                                                      (1,626)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        37,823

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
MORTGAGE BACKED SECURITIES 97.3% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 97.3%
--------------------------------------------------------------------------------
FANNIE MAE
  6.00%, 11/01/34                                            324             321
  6.50%, 03/01/32                                            704             715
GINNIE MAE
  5.00%, 02/15/18 to 09/15/33 (a)                          2,685           2,580
  5.00%, 06/15/18 to 06/15/35                              7,138           6,806
  5.50%, 11/15/18 to 02/15/33 (a)                          1,766           1,738
  5.50%, 01/15/30 to 05/20/35                             11,315          11,023
  6.00%, 04/15/28 to 08/15/34                              5,396           5,385
  6.00%, 03/15/33 (a)                                      1,347           1,344
  6.50%, 05/15/24 to 10/15/32 (a)                          1,621           1,653
  6.50%, 08/15/31                                            168             172
  7.00%, 11/15/23 to 08/15/31 (a)                            645             666
  7.00%, 05/15/28 to 01/15/31                                285             294
  7.50%, 07/15/23 to 08/15/26 (a)                            340             357
  7.50%, 03/15/28                                              7               7
  8.00%, 08/15/06 to 08/15/09                                 88              90
  8.00%, 05/15/08 (a)                                         45              46
  8.50%, 08/15/27 to 12/15/29                                 48              52
  9.00%, 09/20/15 to 12/20/30                              1,709           1,831
GINNIE MAE TBA
  5.00%, 12/01/99                                          1,800           1,712
                                                                     -----------

TOTAL MORTGAGE BACKED SECURITIES
(COST $37,834)                                                            36,792
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.5% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
COUNTRYWIDE ASSET-BACKED
  CERTIFICATES
  6.73%, 06/26/06 (b)                                        114             114
FREMONT NIM TRUST
  4.50%, 11/25/34                                             29              29
NOVASTAR NIM TRUST
  3.97%, 03/25/35 (c)                                         49              49
SHARPS SP I L.L.C. NET INTEREST
  MARGIN TRUST
  5.43%, 10/25/34                                              5               6
                                                                     -----------

TOTAL ASSET-BACKED OBLIGATIONS
(COST $199)                                                                  198
                                                                     -----------

U.S. GOVERNMENT SECURITIES 0.0% OF NET ASSETS

U.S. TREASURY BILL
  4.74%, 08/10/06                                             10              10

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 5.8% OF NET
ASSETS

ATLANTIS TWO FUNDING CORP.
  5.10%, 06/05/06                                            600             599

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
CONOCOPHILLIPS
  5.03%, 06/02/06                                            900             900
COX ENTERPRISES, INC.
  5.10%, 06/01/06                                            700             700
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS
(COST $2,199)                                                              2,199
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.7% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY
  LENDING PRIME PORTFOLIO                                    250             250

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $40,495, and the unrealized appreciation and depreciation were $77 and ($1,123), respectively, with a net unrealized depreciation of ($1,046).

In addition to the above, the fund held the following at 05/31/06. All numbers are x1,000 except number of futures contracts.

                                              Number of    Contract   Unrealized
                                              Contracts     Value       Gains
FUTURES CONTRACT

10 YEARS, SHORT, U.S.
  TREASURY NOTE expires
  09/20/06                                         (10)       1,049            4

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) Variable-rate security
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $49,000 or 0.1% of net assets.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                 COST           VALUE
HOLDINGS BY CATEGORY                          ($ X 1,000)    ($ X 1,000)
------------------------------------------------------------------------
 39.8%  LONG-TERM INVESTMENTS                     243,381        241,295

 58.7%  SHORT-TERM INVESTMENTS                    356,702        356,489
------------------------------------------------------------------------
 98.5%  TOTAL INVESTMENTS                         600,083        597,784

  1.5%  OTHER ASSETS AND LIABILITIES                               9,296
-----------------------------------------------------------------------
100.0%  NET ASSETS                                               607,080

ISSUER
PROJECT                                                                                  MATURITY         FACE AMOUNT       VALUE
  TYPE OF SECURITY, SERIES                                                     RATE        DATE           ($ X 1,000)    ($ X 1,000)
LONG-TERM INVESTMENTS 39.8% OF NET ASSETS

CALIFORNIA 39.3%
------------------------------------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
    San Francisco Bay Area Toll Bridge RB Series 2006F                         5.00%     04/01/09               5,815          6,030
CALIFORNIA
    Economic Recovery Bonds Series 2004A                                       5.00%     07/01/12 (a)(b)        3,950          4,209
    Economic Recovery Bonds Series 2004B-2                                     5.00%     07/01/07 (b)(c)       15,000         15,219
    Economic Recovery Bonds Series 2004B-4                                     3.00%     07/01/07 (c)           1,000            994
    Federal Highway Grant Anticipation Bonds Series 2004A                      5.00%     02/01/08 (a)           1,360          1,391
    GO Bonds                                                                   5.25%     11/01/10               9,050          9,589
    GO Bonds                                                                   5.25%     10/01/22 (b)          14,500         15,431
    GO Bonds Series 2002                                                       5.25%     02/01/11 (b)          23,310         24,749
    Various Purpose GO Refunding Bonds Series 2004                             5.25%     12/01/12 (a)           7,035          7,617
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002A                                               5.50%     05/01/08 (b)           8,125          8,388
    RB Series 2002A                                                            5.50%     05/01/09 (b)           2,000          2,095
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
    RB (Catholic Healthcare West) Series 2005G                                 5.00%     07/01/09 (b)           1,755          1,814
    RB (Catholic Healthcare West) Series 2005G                                 5.00%     07/01/10 (b)           2,000          2,079
    Refunding RB (Cedars-Sinai Medical Center) Series 2005                     5.00%     11/15/08 (b)           1,000          1,028
    Refunding RB (Cedars-Sinai Medical Center) Series 2005                     5.00%     11/15/10 (b)           2,035          2,120
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
    RB (J. David Gladstone Institutes) Series 2001                             4.00%     10/01/07 (b)           2,000          2,002
CALIFORNIA PUBLIC WORKS BOARD
    Lease RB (Butterfield State Office Complex) Series
    2005A                                                                      5.00%     06/01/07 (b)           3,285          3,331
    Lease RB (Butterfield State Office Complex) Series
    2005A                                                                      5.00%     06/01/08 (b)           4,515          4,619

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                  RATE        DATE               ($ X 1,000)   ($ X 1,000)
    Lease RB (Butterfield State Office Complex) Series 2005A                5.00%     06/01/09 (b)               1,940         2,008
    Lease Refunding RB (Dept of Corrections) Series 2004D                   4.50%     12/01/07 (a)(b)            3,550         3,603
    Lease Refunding RB (The Trustees of the California
    State University) Series 1996A                                          5.50%     10/01/14 (a)(b)            4,125         4,232
CALIFORNIA STATE UNIVERSITY
    Trustees Systemwide RB Series 2005C                                     4.00%     11/01/08 (b)               2,050         2,062
    Trustees Systemwide RB Series 2005C                                     4.00%     11/01/09 (b)               3,015         3,038
CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS FINANCING AUTH
    RB (Rental Housing) Series 2001                                         3.15%     08/01/08 (a)(b)(c)         5,105         5,045
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    Pollution Control Refunding RB (Southern
    California Edison Co) Series A                                          4.10%     04/01/13 (a)(b)(c)         2,000         1,997
    RB (Daughters of Charity Health System) Series 2005F                    5.00%     07/01/08 (b)               1,240         1,261
    RB (Daughters of Charity Health System) Series 2005F                    5.00%     07/01/09 (b)               2,330         2,388
    RB (Daughters of Charity Health System) Series 2005F                    5.00%     07/01/10 (b)               2,455         2,532
    RB (Daughters of Charity Health System) Series 2005G                    5.25%     07/01/11                   1,000         1,046
    RB (Huntington Memorial Hospital) Series 2005                           5.00%     07/01/09 (b)               3,250         3,354
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                             5.50%     05/15/08                     400           411
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                             5.50%     05/15/09                     660           686
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                             5.50%     05/15/10                     900           946
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                             5.50%     05/15/11                   1,160         1,231
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                             5.50%     05/15/12                   1,450         1,548
CHULA VISTA PUBLIC FINANCING AUTH
    Refunding RB Series 2005A                                               4.00%     09/01/12 (a)(b)            2,980         3,024
DEL MAR RACE TRACK AUTH
    RB Series 2005                                                          5.00%     08/15/07                     250           253
    RB Series 2005                                                          5.00%     08/15/08                     550           560
    RB Series 2005                                                          5.00%     08/15/09                     500           513
GOLDEN STATE TOBACCO SECURITIZATION CORP
    Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B             5.38%     06/01/38 (b)              16,000        17,633
    Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B             5.50%     06/01/43 (b)              10,000        10,945
    Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A             5.00%     06/01/16                   4,000         4,027
    Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A             5.00%     06/01/17 (b)               5,500         5,561
    Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A             5.00%     06/01/18                   4,000         4,068
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
    Sales Tax RB (Prop C) Second Sr Series 2004A                            5.00%     07/01/10 (a)               3,390         3,567
    Sales Tax Refunding RB (Prop A) First Tier Sr
    Series 2003A                                                            5.00%     07/01/10 (a)               1,180         1,242
    Sales Tax Refunding RB (Prop C) Second Sr Series 1998A                  5.50%     07/01/10 (a)               2,485         2,661
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
    Lease Refunding RB (2005 Master Refunding) Series A                     5.00%     12/01/08 (a)               1,000         1,033
MODESTO IRRIGATION DISTRICT FINANCING AUTH
    Refunding RB Series A                                                   6.00%     10/01/15 (a)(b)            5,000         5,137

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY              FACE AMOUNT     VALUE
  TYPE OF SECURITY, SERIES                                                   RATE       DATE                ($ X 1,000)  ($ X 1,000)
ORANGE CNTY PUBLIC FINANCING AUTH
    Lease Refunding RB Series 2005                                           5.00%    07/01/10 (a)(b)             7,155        7,514
PERRIS PUBLIC FINANCING AUTH
    2006 Tax Allocation RB                                                   4.40%    10/01/10                      480          480
    2006 Tax Allocation RB                                                   4.55%    10/01/11                      520          521
    2006 Tax Allocation RB                                                   4.65%    10/01/12                      545          546
SAN DIEGO CNTY
    COP (Burnham Institute for Medical Research)
    Series 2006                                                              5.00%    09/01/09                    1,085        1,118
    COP (Burnham Institute for Medical Research)
    Series 2006                                                              5.00%    09/01/10                    1,000        1,033
SANTA BARBARA REDEVELOPMENT AGENCY
    Tax Allocation Refunding Bonds (Central City
    Redevelopment) Sr Series 1995A                                           6.00%    03/01/08 (a)                2,490        2,557
SANTA CLARA
    Insurance Funding Bonds Series 1987                                      3.00%    04/01/08 (a)(b)(c)          5,000        4,954
SANTA CLARA VALLEY TRANSPORTATION AUTH
    Sales Tax RB (Measure A) Series 2003                                     4.00%    04/01/36 (a)                6,000        6,010
TEMECULA PUBLIC FINANCING AUTH
    Community Facilities District No.03-02 Special Tax
    Bonds (Roripaugh Ranch) Series 2006                                      4.00%    09/01/07                      130          130
    Community Facilities District No.03-02 Special Tax
    Bonds (Roripaugh Ranch) Series 2006                                      4.20%    09/01/08                      300          300
    Community Facilities District No.03-02 Special Tax
    Bonds (Roripaugh Ranch) Series 2006                                      4.50%    09/01/10                      865          864
    Community Facilities District No.03-02 Special Tax
    Bonds (Roripaugh Ranch) Series 2006                                      4.65%    09/01/11                      905          906
TEMECULA VALLEY UNIFIED SD
    GO Refunding Bonds Series 2004                                           6.00%    08/01/07 (a)                1,000        1,029
                                                                                                                         -----------
                                                                                                                             238,279

PUERTO RICO 0.5%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO PUBLIC BUILDINGS AUTH
    Government Facilities Refunding RB Series K                              4.50%    07/01/07 (c)                3,000        3,016
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $243,381)                                                                                                            241,295

SHORT-TERM INVESTMENTS 58.7% OF NET ASSETS

CALIFORNIA 48.2%
------------------------------------------------------------------------------------------------------------------------------------
BURBANK UNIFIED SD
    GO Bonds (1997 Election) Series C                                        3.00%    08/01/06 (a)(b)             1,820        1,818
CALIFORNIA
    Economic Recovery Bonds Series 2004A                                     3.26%    06/07/06 (b)(c)(d)(e)      12,000       12,000
    Economic Recovery Bonds Series 2004C-3                                   3.53%    06/01/06 (c)(d)             6,215        6,215
    Economic Recovery Bonds Series 2004C-9                                   3.48%    06/01/06 (a)(b)(c)          1,500        1,500

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                            MATURITY                FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                               RATE        DATE                  ($ X 1,000)   ($ X 1,000)
    GO Bonds Series 2003A-3                                              3.53%     06/01/06 (a)(c)               5,700         5,700
    GO Bonds Series 2003D-4                                              3.29%     02/01/07 (b)(c)              10,000        10,000
    GO Bonds Series 2004A-5                                              3.50%     06/01/06 (a)(c)               3,000         3,000
    Various Purpose GO Bonds                                             3.54%     06/01/06 (c)(d)(e)            3,354         3,354
CALIFORNIA DEPT OF WATER RESOURCES
    Power Supply RB Series 2002A                                         3.51%     06/01/06 (a)(c)              16,585        16,585
    Power Supply RB Series 2002A                                         5.50%     05/01/07 (b)                 11,325        11,509
    Power Supply RB Series 2002B-1                                       3.51%     06/01/06 (a)(c)               9,200         9,200
    Power Supply RB Series 2002B-2                                       3.62%     06/01/06 (a)(c)               5,000         5,000
    Power Supply RB Series 2002B-5                                       3.53%     06/01/06 (a)(c)              17,650        17,650
    Power Supply RB Series 2002C-7                                       3.40%     06/01/06 (a)(c)(d)           20,000        20,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
    Insured RB (Rand Corp) Series 2002B                                  3.50%     06/01/06 (a)(c)(d)(e)         3,415         3,415
    RB (J. David Gladstone Institutes) Series 2001                       4.00%     10/01/06 (b)                  2,015         2,017
    State School Fund Apportionment Lease RB (Oakland
    Unified SD Financing) Series 2005C                                   3.36%     08/10/06 (a)(c)              10,000        10,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    COP (Eskaton Properties Inc Obligated Group)                         3.95%     06/15/06 (a)(c)              10,000        10,000
    RAN (Vehicle License Fee) Series 2005B-1                             4.00%     11/15/06 (a)                  3,500         3,508
    RB (Chadwick School) Series 2002                                     2.25%     12/01/06 (a)(b)(c)            8,000         8,000
    RB (Huntington Memorial Hospital) Series 2005                        5.00%     07/01/06 (b)                  3,300         3,303
    RB (Kaiser Permanente) Series 2001C                                  3.85%     08/01/06 (b)(c)               6,000         6,002
    RB (Kaiser Permanente) Series 2002D                                  4.35%     03/01/07 (b)(c)               8,610         8,653
    RB (Kaiser Permanente) Series 2004G                                  2.30%     05/01/07 (c)                  2,425         2,395
    Student Housing RB (CHF-Irvine LLC-UCI East Campus
    Apts, Phase II) Series 2004                                          5.50%     05/15/07                        360           365
DEL MAR RACE TRACK AUTH
    RB Series 2005                                                       4.00%     08/15/06                        400           400
DIAMOND BAR PUBLIC FINANCING AUTH
    Lease RB (Community/Senior Center) Series 2002A                      3.35%     06/01/06 (a)(b)(c)            3,945         3,945
IRVINE ASSESSMENT DISTRICT
    No.04-20 Limited Obligation Improvement Bonds Series A               3.50%     06/01/06 (a)(c)              13,000        13,000
    No.05-21 Limited Obligation Improvement Bonds Series A               3.52%     06/01/06 (a)(c)               1,000         1,000
LOS ANGELES
    TRAN Series 2005                                                     4.00%     06/30/06 (b)                 15,000        15,015
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
    Second Subordinate Sales Tax Revenue CP Series A                     3.54%     07/07/06 (a)                 10,000        10,000
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
    Lease Refunding RB (2005 Master Refunding) Series A                  4.00%     12/01/06 (a)(b)              10,000        10,026
LOS ANGELES UNIFIED SD
    Refunding COP (Multiple Properties) Series 2005C                     4.00%     10/02/06 (a)(b)(c)(d)         3,000         3,004
ORANGE CNTY
    Apartment Development Refunding RB (Vintage Woods)
    Series 1998H                                                         3.42%     06/01/06 (a)(c)               3,500         3,500
ORANGE CNTY SANITATION DISTRICT
    Refunding COP Series 2000A                                           3.49%     06/01/06 (c)(d)               5,575         5,575
    Refunding COP Series 2000B                                           3.49%     06/01/06 (c)(d)               7,450         7,450
SANTA CLARA CNTY FINANCING AUTH
    Special Obligation Bonds (Measure B) Series 2003                     4.00%     08/01/06                      3,000         3,002
SANTA CLARA VALLEY TRANSPORTATION AUTH
    Sales Tax RB (Measure A) Series 2004B                                5.00%     10/02/06 (a)(b)(c)            6,000         6,029
SOUTH COAST LOCAL EDUCATION AGENCIES
    Pooled TRAN Series 2005A                                             4.00%     06/30/06                     15,000        15,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
    Water RB Series 2000B-3                                              3.53%     06/01/06 (c)(d)               3,000         3,000

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY            FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                   RATE       DATE              ($ X 1,000)   ($ X 1,000)
    Water RB Series 2001C-2                                                  3.45%    06/01/06 (c)(d)           3,000         3,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTH
    RB (Mead-Adelanto) Series 1994A                                          3.35%    07/03/06 (a)(c)           8,400         8,400
                                                                                                                        -----------
                                                                                                                            292,535
PUERTO RICO 10.5%
-----------------------------------------------------------------------------------------------------------------------------------
COMMONWEALTH OF PUERTO RICO
    Improvement Refunding Bonds Series 2004B-2                               3.62%    06/22/06 (a)(c)           6,975         6,975
PUERTO RICO
    Public Improvement and Refunding Bonds Series 2000                       3.47%    06/01/06 (a)(c)(d)(e)     2,200         2,200
    Public Improvement Bonds Series 2000                                     3.46%    06/01/06 (a)(c)(d)(e)     3,230         3,230
    Public Improvement Bonds Series 2001A                                    3.48%    06/01/06 (a)(c)(d)(e)     4,635         4,635
    TRAN Series 2006                                                         4.50%    07/28/06 (a)             10,000        10,014
PUERTO RICO COMMONWEALTH AQUEDUCT AND SEWER
    Refunding Bonds Series 1995                                              3.63%    07/03/06 (a)(c)           4,000         4,000
PUERTO RICO ELECTRIC POWER AUTH
    RB Series HH                                                             3.46%    06/01/06 (a)(c)(d)(e)     9,200         9,200
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
    Transportation Refunding RB Series L                                     3.48%    06/01/06 (a)(c)(d)(e)    23,700        23,700
                                                                                                                        -----------
                                                                                                                             63,954
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $356,702)                                                                                                           356,489
-----------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $600,083, and the unrealized appreciation and depreciation were $58 and ($2,357), respectively, with a net unrealized depreciation of ($2,299).

In addition to the above, the fund held the following at May 31, 2006. All numbers are x1,000 except number of futures contracts.

                                                                         NUMBER OF        CONTRACT      UNREALIZED
                                                                         CONTRACTS          VALUE          GAINS
FUTURES CONTRACTS

10 YEARS, SHORT, U.S. TREASURY NOTES expires 09/20/06                        (200)          20,984             100
2 YEARS, SHORT, U.S. TREASURY NOTES expires 09/29/06                         (350)          71,127              94
5 YEARS, SHORT, U.S. TREASURY NOTES expires 09/29/06                         (655)          67,864             307
                                                                                                        ----------
                                                                                                               501

(a) Credit-enhanced security
(b) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(c) Variable-rate security
(d) Liquidity-enhanced security
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $61,734,000 or 10.2% of net assets.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 RAN - Revenue anticipation note
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 56.3%  LONG-TERM INVESTMENTS                          222,183           220,417
 42.7%  SHORT-TERM INVESTMENTS                         167,537           167,355
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                              389,720           387,772
  1.0%  OTHER ASSETS AND LIABILITIES                                       4,106
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       391,878


ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
LONG-TERM INVESTMENTS  56.3% OF NET ASSETS

ALABAMA 6.6%
------------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
     RB (Baptist Health System Inc) Series 2000A1                             4.35%   11/15/28                   5,220         5,223
     RB (Baptist Health System Inc) Series 2000A2                             4.35%   11/15/28                   7,340         7,344
     RB (Baptist Health System Inc) Series 2005A                              5.00%   11/15/09 (a)               1,565         1,604
HEALTH CARE AUTH FOR BAPTIST HEALTH
     Bonds Series 2006D                                                       5.00%   11/15/11                   1,600         1,656
HUNTSVILLE HEALTH CARE AUTH
     RB Series 2005A                                                          5.00%   03/03/08 (a)(b)(c)        10,000        10,187
                                                                                                                         -----------
                                                                                                                              26,014

ALASKA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
     General Mortgage RB Series 1997A                                         5.90%   12/01/19 (a)(c)            4,170         4,225

ARIZONA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
PINAL CNTY
     COP Series 2004                                                          4.00%   12/01/07                   1,150         1,150

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
CALIFORNIA 0.9%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
     Various Purpose GO Bonds                                                 8.00%   11/01/07 (a)(c)            1,500         1,557
CALIFORNIA DEPT OF WATER RESOURCES
     Power Supply RB Series 2002A                                             5.50%   05/01/08 (a)               1,180         1,218
TEMECULA PUBLIC FINANCING AUTH
     Community Facilities District No.03-02 Special Tax Bonds
     (Roripaugh Ranch) Series 2006                                            4.35%   09/01/09                     830           831
                                                                                                                         -----------
                                                                                                                               3,606

DISTRICT OF COLUMBIA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA HFA
     Capital Program RB (Housing Auth Modernization) Series 2005              5.00%   07/01/08 (a)(c)            1,000         1,030

FLORIDA 4.2%
------------------------------------------------------------------------------------------------------------------------------------
EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT
     Special Assessment RB Series 2006B                                       5.00%   05/01/11                   1,000         1,005
ESCAMBIA CNTY HEALTH FACILITIES AUTH
     RB (Ascension Health Credit Group) Series 2003A                          5.00%   11/15/07                   1,500         1,524
HIGHLANDS CNTY HEALTH FACILITIES AUTH
     Hospital RB (Adventist Health System/Sunbelt Obligated
     Group) Series 2005I                                                      5.00%   11/16/09 (a)(b)            8,000         8,242
     Hospital Refunding RB (Adventist Health System/Sunbelt
     Obligated Group) Series 2005A                                            5.00%   11/15/07                     525           534
     Hospital Refunding RB (Adventist Health System/Sunbelt
     Obligated Group) Series 2005A                                            5.00%   11/15/09 (a)                 250           258
     Hospital Refunding RB (Adventist Health System/Sunbelt
     Obligated Group) Series 2005B                                            5.00%   11/15/07                     450           457
     Hospital Refunding RB (Adventist Health System/Sunbelt
     Obligated Group) Series 2005B                                            5.00%   11/15/09 (a)                 500           516
ORLANDO
     Capital Improvement Special RB Series 2005B                              5.00%   04/01/08 (a)               2,460         2,518
UNIVERISTY OF FLORIDA ATHLETIC ASSOCIATION, INC
     RB Series 2005                                                           3.30%   10/01/08 (b)(c)            1,500         1,483
                                                                                                                         -----------
                                                                                                                              16,537

ILLINOIS 1.0%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO TRANSIT AUTH
     Capital Grant Receipts RB (Douglas Branch) Series 2003A                  4.25%   06/01/08 (a)(c)            2,015         2,015
ILLINOIS DEVELOPMENT FINANCE AUTH
     RB (Resurrection Health Care) Series 2005A                               3.75%   07/01/09 (a)(b)            2,000         1,987
                                                                                                                         -----------
                                                                                                                               4,002

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
INDIANA 2.3%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH FACILITY FINANCING AUTH
     RB (Ascension Health Subordinate Credit Group) Series
     2005A-3                                                                  5.00%   05/01/08 (a)               6,000         6,129
SEYMOUR
     Economic Development Refunding RB (Union Camp Corp) Series
     1992                                                                     6.25%   07/01/12                   2,670         2,886
                                                                                                                         -----------
                                                                                                                               9,015

LOUISIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
     GO Refunding Bonds Series 1998A                                          5.25%   04/15/09 (a)(c)            4,000         4,143

MASSACHUSETTS 2.1%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
     GO Bonds Consolidated Loan Series 1992D                                  6.00%   05/01/08 (a)               2,320         2,408
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
     RB (Caritas Christi Obligated Group) Series A                            5.25%   07/01/07                   5,960         6,009
                                                                                                                         -----------
                                                                                                                               8,417

MICHIGAN 3.2%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
     Sewage Disposal System Second Lien RB Series 2001D2                      5.50%   01/01/12 (b)(c)            5,000         5,374
KENT HOSPITAL FINANCE AUTH
     Refunding RB (Spectrum Health) Series 2005B                              5.00%   07/15/11                   5,000         5,210
MICHIGAN HOSPITAL FINANCING AUTH
     RB (Ascension Health) Series 1999B-4                                     5.38%   11/15/07 (b)               2,000         2,042
                                                                                                                         -----------
                                                                                                                              12,626

MINNESOTA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
     Electric RB Series 2005                                                  3.50%   10/01/07                     445           443
     Electric RB Series 2005                                                  3.50%   10/01/08                     685           678
                                                                                                                         -----------
                                                                                                                               1,121

MISSOURI 1.7%
------------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY INTERNATIONAL AIRPORT
     General Improvement Refunding RB Series 2005H                            5.00%   09/01/08 (a)               6,480         6,646

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
NEVADA 1.9%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
     Special Improvement District No.121 (Southern Highlands
     Area) Subordinate Local Improvement Refunding Bonds Series
     2006B                                                                    4.35%   12/01/09                     475           475
     Special Improvement District No.121 (Southern Highlands
     Area) Subordinate Local Improvement Refunding Bonds Series
     2006B                                                                    4.50%   12/01/10                     495           496
     Special Improvement District No.121 (Southern Highlands
     Area) Subordinate Local Improvement Refunding Bonds Series
     2006B                                                                    4.60%   12/01/11                     255           256
HENDERSON
     Health Facility RB (Catholic Healthcare West) Series 2005B               5.00%   07/01/08 (a)               3,000         3,065
     Local Improvement District No.T-18 (Inspirada) Limited
     Obligation Improvement Bonds                                             4.60%   09/01/11                   2,025         2,021
NORTH LAS VEGAS
     Special Improvement District No.60 Subordinate Local
     Improvement Refunding Bonds (Aliante) Series 2006B                       4.15%   12/01/08                     655           656
     Special Improvement District No.60 Subordinate Local
     Improvement Refunding Bonds (Aliante) Series 2006B                       4.35%   12/01/09                     340           341
                                                                                                                         -----------
                                                                                                                               7,310

NEW JERSEY 3.4%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
     School Facilities Construction Bonds Series 2005O                        3.25%   03/01/08                   1,100         1,087
     School Facilities Construction Bonds Series 2005O                        5.00%   03/01/08                   2,000         2,042
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
     Refunding RB (St Clare's Hospital) Series 2004B                          5.00%   07/01/08 (c)               2,085         2,139
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
     Transportation System Bonds Series 2005C                                 5.00%   06/15/08 (a)(c)            7,985         8,187
                                                                                                                         -----------
                                                                                                                              13,455

NEW MEXICO 1.2%
------------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
     Pollution Control Refunding RB (Southern California Edison
     Co-Four Corners) Series 2005A                                            3.55%   04/01/10 (a)(b)(c)         4,850         4,764

NEW YORK 8.8%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
     Commuter Facilities Service Contract Bonds Series
     1997-3                                                                   7.38%   07/01/08                   1,425         1,478
NEW YORK CITY
     GO Bonds Fiscal 1997 Series A                                            6.25%   08/01/08 (a)               2,000         2,038
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
     Water and Sewer System RB Fiscal 1996 Series B (Refunded)                5.75%   06/15/26 (a)(c)            3,650         3,688

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
NEW YORK STATE DORMITORY AUTH
     Mortgage Hospital RB (The New York and Presbyterian
     Hospital) Series 1998                                                    4.75%   08/01/16 (a)(c)            7,000         7,159
     Third General Resolution RB (State University Educational
     Facilities) Series 2002B                                                 5.25%   05/15/12 (b)(c)            5,000         5,369
NEW YORK STATE POWER AUTH
     General Purpose Bonds Series W                                           6.50%   01/01/08 (a)               1,725         1,765
NEW YORK STATE URBAN DEVELOPMENT CORP
     Correctional and Youth Facilities Service Contract RB
     Series 2003A                                                             5.25%   01/01/09 (a)(b)            5,000         5,171
TROY IDA
     Civic Facility RB (Rensselaer Polytechnic Institute)
     Series 2002E                                                             4.05%   09/01/11 (b)               8,000         8,014
                                                                                                                         -----------
                                                                                                                              34,682

NORTH CAROLINA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
FAYETTEVILLE
     Public Works Commission Revenue Notes Series 2005                        3.55%   01/15/08 (a)(c)           10,000         9,994

PENNSYLVANIA 2.4%
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA WATER AND SEWER
     Water and Wastewater RB Series 1997A                                     5.00%   08/01/11 (a)(c)            4,000         4,142
SOUTHCENTRAL GENERAL AUTH
     Guaranteed RB Series 2001                                                4.50%   12/01/08 (b)(c)            5,000         5,099
                                                                                                                         -----------
                                                                                                                               9,241

PUERTO RICO 0.5%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO PUBLIC BUILDINGS AUTH
     Government Facilities Refunding RB Series K                              4.50%   07/01/07 (a)(b)            1,900         1,910

SOUTH CAROLINA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
RICHLAND CNTY
     Environmental Improvement Refunding RB (International
     Paper Co) Series 2002A                                                   4.25%   10/01/07                   1,000         1,001

TENNESSEE 1.3%
------------------------------------------------------------------------------------------------------------------------------------
SHELBY CNTY HEALTH, EDUCATION AND HOUSING
     RB (Baptist Memorial Health Care) Series 2004A                           5.00%   10/01/08 (b)               5,000         5,109

TEXAS 3.0%
------------------------------------------------------------------------------------------------------------------------------------
CORPUS CHRISTI INDEPENDENT SD
     Unlimited Tax Refunding Bonds Series 2005                                5.00%   08/15/12 (c)               2,110         2,151
NORTH TEXAS TOLLWAY AUTH
     Dallas North Tollway System Refunding RB Series 2003B                    5.00%   07/01/08 (a)(b)(c)         2,785         2,851
     Dallas North Tollway System Refunding RB Series 2003B                    5.00%   01/01/38 (c)                 215           221

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
SPRING INDEPENDENT SD
     Unlimited Tax Schoolhouse Bonds Series 2005A                             5.00%   08/01/08 (a)(b)(c)(d)      5,000         5,119
TOMBALL HOSPITAL AUTH
     Refunding RB Series 2005                                                 5.00%   07/01/09                   1,205         1,232
                                                                                                                         -----------
                                                                                                                              11,574

WASHINGTON 3.1%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY NORTHWEST
     Electric Refunding RB (Project 1) Series 2006A                           5.00%   07/01/11                   5,000         5,265
KING CNTY
     Limited Tax GO Bonds (Baseball Stadium) Series 1997D                     5.60%   12/01/09 (a)               6,710         7,028
                                                                                                                         -----------
                                                                                                                              12,293

WISCONSIN 2.7%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
     RB (Hospital Sisters Services Inc-Obligated Group) Series
     2003B                                                                    4.50%   12/01/07 (b)(c)           10,440        10,552
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $222,183)                                                                                                           220,417
                                                                                                                         -----------

SHORT-TERM INVESTMENTS 42.7% OF NET ASSETS

ARIZONA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
MARICOPA CNTY INDUSTRIAL DEVELOPMENT AUTH
     M/F Housing RB (AHF Affordable Housing Portfolio) Series
     2003B                                                                    5.13%   06/08/06 (a)(b)            4,000         4,000
PINAL CNTY
     COP Series 2004                                                          4.00%   12/01/06                   1,435         1,437
                                                                                                                         -----------
                                                                                                                               5,437

CALIFORNIA 4.5%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
     Economic Recovery Bonds Series 2004C9                                    3.48%   06/01/06 (b)(c)            1,000         1,000
CALIFORNIA DEPT OF WATER RESOURCES
     Power Supply RB Series 2002A                                             5.50%   05/01/07 (a)              10,230        10,397
     Power Supply RB Series 2002B2                                            3.62%   06/01/06 (b)(c)            1,500         1,500
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
     COP (Eskaton Properties Inc Obligated Group)                             3.95%   06/15/06 (b)(c)            4,700         4,700
                                                                                                                         -----------
                                                                                                                              17,597

COLORADO 0.5%
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL COLORADO WATER CONSERVANCY DISTRICT
     Well Augmentation Subdistrict Limited Tax GO Notes Series
     2005                                                                     3.88%   03/01/07                   1,500         1,488

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
COLORADO HEALTH FACILITIES AUTH
     RB (Evangelical Lutheran Good Samaritan Society) Series
     2000                                                                     6.00%   12/01/06                     660           667
                                                                                                                         -----------
                                                                                                                               2,155

CONNECTICUT 0.5%
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL RESOURCE RECOVERY FACILITY OPERATING COMMITTEE
     Solid Waste Refunding RB (Covanta Bristol) Series 2005                   3.75%   07/01/06 (a)               2,035         2,035

FLORIDA 3.5%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST AGENCY
     M/F Housing RB (AHF Affordable Housing Portfolio) Series
     2003A                                                                    4.35%   06/08/06 (a)(b)            8,100         8,100
GULF BREEZE
     Capital Funding RB Series 1997A                                          5.25%   06/01/06 (a)(b)(c)         5,095         5,519
                                                                                                                         -----------
                                                                                                                              13,619

GEORGIA 4.8%
------------------------------------------------------------------------------------------------------------------------------------
ATLANTA
     Subordinate Lien Tax Allocation Bonds (Atlantic Station)
     Series 2006                                                              3.57%   06/01/06 (b)(c)           15,000        15,000
COLUMBUS DEVELOPMENT AUTH
     RB (Foundation Properties) Series 2000                                   3.52%   06/01/06 (a)(b)(c)         3,745         3,745
                                                                                                                         -----------
                                                                                                                              18,745

ILLINOIS 2.3%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
     RB (Resurrection Health Care) Series 2005D                               3.53%   06/01/06 (a)(b)            3,915         3,915
     RB (Resurrection Health Care) Series 2005E                               3.05%   07/01/06 (a)(b)            5,310         5,310
                                                                                                                         -----------
                                                                                                                               9,225

KENTUCKY 2.1%
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN KENTUCKY WATER DISTRICT
     Revenue BAN Series 2005                                                  3.25%   05/01/07 (a)               8,440         8,375

LOUISIANA 4.5%
------------------------------------------------------------------------------------------------------------------------------------
CALCASIEU PARISH IDB
     Pollution Control Refunding RB (Occidental Petroleum Corp)
     Series 2001                                                              4.80%   12/01/06 (a)               1,000         1,004
LOUISIANA PUBLIC FACILITIES AUTH
     Equipment and Capital Facilities RB (Pooled Loan) Series
     2002A                                                                    4.12%   06/01/06 (b)(c)           13,365        13,365
     RB (Blood Center Properties, Inc) Series 2000                            3.70%   06/01/06 (a)(b)(c)         3,100         3,100
                                                                                                                         -----------
                                                                                                                              17,469

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ X 1,000)   ($ X 1,000)
MASSACHUSETTS 2.6%
------------------------------------------------------------------------------------------------------------------------------------
FALL RIVER
     BAN                                                                      4.00%   07/26/06 (a)              10,000        10,015

NEW JERSEY 2.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
     School Facilities Construction Bonds Series 2005O                        3.62%   06/01/06 (a)(b)(d)(e)      5,000         5,000
NEW JERSEY TRANSIT CORP
     Capital Grant Anticipation Notes Series 2000B                            5.75%   02/01/07 (c)               2,000         2,028
PERTH AMBOY
     TAN                                                                      4.63%   10/20/06                   4,000         4,011
                                                                                                                         -----------
                                                                                                                              11,039

NEW YORK 1.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
     GO Bonds Fiscal 2005 Series H                                            5.00%   08/01/06                   6,000         6,013
NEW YORK STATE URBAN DEVELOPMENT CORP
     State Personal Income Tax RB Series 2004A-4                              4.00%   03/15/07 (a)               1,000         1,003
                                                                                                                         -----------
                                                                                                                               7,016

OHIO 1.8%
------------------------------------------------------------------------------------------------------------------------------------
OHIO AIR QUALITY DEVELOPMENT AUTH
     Refunding RB (Cincinnati Gas and Electric Co) Series 1995A               3.47%   06/07/06 (a)(b)            5,100         5,100
OHIO WATER DEVELOPMENT AUTH
     Pollution Control Refunding RB (Ohio-Edison Co) Series
     1999A                                                                    3.35%   06/01/06 (a)(b)            2,000         2,000
                                                                                                                         -----------
                                                                                                                               7,100

OKLAHOMA 1.0%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
     M/F Housing RB (AHF Affordable Housing Portfolio)
     Series 2003B                                                             5.13%   06/15/06 (b)               4,000         4,000

PENNSYLVANIA 3.6%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
     RB (University of Pittsburgh Medical Center) Series 2004B-2              3.48%   06/01/06 (a)(b)            4,975         4,975
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
     RB (University of Pennsylvania Health Services) Series
     2005A                                                                    4.00%   08/15/06                   1,000         1,001
PHILADELPHIA
     TRAN Series 2005-2006A                                                   4.00%   06/30/06                   8,000         8,007
                                                                                                                         -----------
                                                                                                                              13,983

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY             FACE AMOUNT      VALUE
  TYPE OF SECURITY, SERIES                                                    RATE      DATE               ($ x 1,000)   ($ x 1,000)
PUERTO RICO 0.4%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
     Public Improvement Refunding Bonds Series 2000                           3.47%   06/01/06 (b)(c)(d)(e)      1,500         1,500

TEXAS 1.5%
------------------------------------------------------------------------------------------------------------------------------------
DALLAS
     Airport System RB Series 2001                                            5.00%   04/01/07 (a)(c)            6,000         6,064

VIRGINIA 3.1%
------------------------------------------------------------------------------------------------------------------------------------
LOUISA IDA
     Pollution Control RB (Virgina Electric and Power Co)
     Series 1984                                                              3.88%   06/05/06                   1,000         1,000
     Pollution Control RB (Virgina Electric and Power Co)
     Series 1984                                                              3.70%   07/05/06                   4,000         4,000
     Pollution Control RB (Virgina Electric and Power Co)
     Series 1984                                                              3.65%   07/07/06                   4,000         4,000
RUSSELL CNTY
     Pollution Control Refunding RB (Appalachian Power Co)
     Series I                                                                 2.70%   11/01/06 (b)               3,000         2,981
                                                                                                                         -----------
                                                                                                                              11,981
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $167,537)                                                                                                           167,355
------------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At May 31, 2006 the tax basis cost of the fund's investments was $389,720, and the unrealized appreciation and depreciation was $113 and ($2,061), respectively, with a net unrealized depreciation of ($1,948).

In addition to the above, the fund held the following at 5/31/06. All numbers are x 1,000 except number of futures contracts.

                                                                                          NUMBER OF          CONTRACT     UNREALIZED
                                                                                          CONTRACTS            VALUE        GAINS
FUTURES CONTRACTS

2 YEARS, SHORT, U.S. TREASURY NOTES expires 09/29/06                                          (310)            62,998             83
5 YEARS, SHORT, U.S. TREASURY NOTES expires 09/29/06                                          (375)            38,854            176
                                                                                                                         -----------
                                                                                                                                 259
                                                                                                                         -----------

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) Variable-rate security
(c) Credit-enhanced security
(d) Liquidity-enhanced security
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,500 or 1.7% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
 IDB - Industrial Development Board
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
 TAN - Tax anticipation note
TRAN - Tax and revenue anticipation note

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments
               -------------------

By:  /S/ Evelyn Dilsaver
    --------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date: July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Evelyn Dilsaver
    --------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date: July 18, 2006

By:  /S/ George Pereira
    -------------------
         George Pereira
         Principal Financial Officer

Date: July 18, 2006